UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund
Equity-Income
Class K

April 30, 2011

1.800336.107

EQU-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.6%
Denso Corp. sponsored ADR	559,300	$ 9,379
Johnson Controls, Inc.	1,472,823	60,386
The Goodyear Tire & Rubber Co. (a)	741,158	13,452
		83,217
Automobiles - 1.1%
Ford Motor Co. (a)	1,985,638	30,718
Harley-Davidson, Inc.	2,665,750	99,326
Thor Industries, Inc.	82,624	2,562
Winnebago Industries, Inc. (a)	1,264,626	15,656
		148,262
Diversified Consumer Services - 0.5%
H&R Block, Inc. (d)	3,511,934	60,721
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. unit	50,600	40,206
Household Durables - 2.0%
KB Home	993,700	11,736
Lennar Corp. Class A	1,966,134	37,337
Newell Rubbermaid, Inc.	1,042,206	19,864
PulteGroup, Inc. (a)	5,282,234	42,945
Stanley Black & Decker, Inc.	1,273,349	92,509
Toll Brothers, Inc. (a)	459,963	9,664
Whirlpool Corp.	526,252	45,352
		259,407
Leisure Equipment & Products - 0.5%
Brunswick Corp.	2,937,900	68,659
Media - 2.5%
Belo Corp. Series A (a)	2,339,186	19,766
CC Media Holdings, Inc. Class A (a)	2,159,142	16,517
Comcast Corp.:
Class A	2,100,455	55,116
Class A (special) (non-vtg.)	1,812,000	44,485
The Walt Disney Co.	2,724,006	117,405
Time Warner, Inc.	1,868,029	70,724
		324,013
Multiline Retail - 0.7%
Macy's, Inc.	1,972,900	47,172
Target Corp.	771,849	37,898
Tuesday Morning Corp. (a)	1,558,613	7,793
		92,863
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.7%
Home Depot, Inc.	3,568,800	$ 132,545
Lowe's Companies, Inc.	2,044,822	53,677
OfficeMax, Inc. (a)	1,485,927	14,800
RadioShack Corp.	1,169,100	18,483
		219,505
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	589,900	43,915
Phillips-Van Heusen Corp.	617,723	43,494
Warnaco Group, Inc. (a)	378,841	24,382
		111,791
TOTAL CONSUMER DISCRETIONARY		1,408,644
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Carlsberg A/S Series B	279,286	33,171
PepsiCo, Inc.	1,807,312	124,506
The Coca-Cola Co.	911,810	61,511
		219,188
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	404,511	14,659
Sysco Corp.	839,204	24,261
Walgreen Co.	1,239,371	52,946
Winn-Dixie Stores, Inc. (a)	790,418	5,604
		97,470
Food Products - 0.5%
Kraft Foods, Inc. Class A	1,887,838	63,394
Household Products - 1.9%
Kimberly-Clark Corp.	585,997	38,711
Procter & Gamble Co.	3,194,695	207,336
		246,047
Personal Products - 0.5%
Avon Products, Inc.	2,123,357	62,384
Tobacco - 1.2%
Imperial Tobacco Group PLC	777,125	27,351
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	6,785	$ 26,365
Philip Morris International, Inc.	1,509,995	104,854
		158,570
TOTAL CONSUMER STAPLES		847,053
ENERGY - 14.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,786,851	138,320
Halliburton Co.	1,517,613	76,609
Noble Corp.	2,279,502	98,041
Transocean Ltd. (a)	182,584	13,283
		326,253
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	422,232	33,331
Apache Corp.	637,752	85,057
BP PLC sponsored ADR	2,625,165	121,125
Chevron Corp.	3,101,195	339,395
ConocoPhillips	1,634,639	129,022
Exxon Mobil Corp.	3,095,582	272,411
Kinder Morgan Holding Co. LLC (d)	2,047,700	58,523
Marathon Oil Corp.	1,565,435	84,596
Occidental Petroleum Corp.	874,591	99,957
Royal Dutch Shell PLC Class A sponsored ADR	4,119,400	319,171
Southwestern Energy Co. (a)	1,449,065	63,556
Tesoro Logistics LP	49,600	1,176
		1,607,320
TOTAL ENERGY		1,933,573
FINANCIALS - 26.5%
Capital Markets - 4.3%
Bank of New York Mellon Corp.	3,257,349	94,333
Bank Sarasin & Co. Ltd. Series B (Reg.)	454,196	19,950
Credit Suisse Group sponsored ADR	613,482	27,907
Goldman Sachs Group, Inc.	711,006	107,369
Morgan Stanley	5,570,190	145,660
State Street Corp.	1,683,389	78,362
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG (a)	1,413,427	$ 28,281
UBS AG (NY Shares) (a)	3,186,844	63,737
		565,599
Commercial Banks - 8.7%
Associated Banc-Corp.	5,321,203	77,690
Barclays PLC	11,748,628	55,855
BB&T Corp.	2,770,785	74,590
BNP Paribas SA	422,300	33,421
Comerica, Inc.	859,100	32,586
Huntington Bancshares, Inc.	5,872,000	39,871
KeyCorp	7,556,300	65,513
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	8,479,475	40,447
PNC Financial Services Group, Inc.	3,813,920	237,760
SunTrust Banks, Inc.	1,244,700	35,088
U.S. Bancorp, Delaware	4,080,702	105,364
Wells Fargo & Co.	11,766,785	342,531
		1,140,716
Consumer Finance - 1.9%
American Express Co.	1,036,269	50,860
Capital One Financial Corp.	433,300	23,715
Discover Financial Services	5,413,161	134,463
SLM Corp.	1,899,968	31,520
		240,558
Diversified Financial Services - 7.3%
Bank of America Corp.	20,862,988	256,197
Citigroup, Inc. (a)	47,520,988	218,121
CME Group, Inc.	82,856	24,506
Indiabulls Wholesale Services Ltd.	786,356	185
JPMorgan Chase & Co.	10,056,299	458,867
		957,876
Insurance - 1.9%
Berkshire Hathaway, Inc. Class B (a)	444,979	37,067
First American Financial Corp.	1,379,396	21,519
Hartford Financial Services Group, Inc.	1,111,450	32,199
Marsh & McLennan Companies, Inc.	631,579	19,124
MetLife, Inc.	273,800	12,811
MetLife, Inc. unit (a)	377,800	33,141
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group	2,781,168	$ 73,645
XL Group PLC Class A	986,900	24,100
		253,606
Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	73,244	7,656
Camden Property Trust (SBI)	335,721	21,066
HCP, Inc.	1,969,007	78,012
ProLogis Trust	790,000	12,869
Rayonier, Inc.	380,161	25,227
Segro PLC	4,349,100	23,618
Ventas, Inc.	809,216	45,259
Weyerhaeuser Co.	1,392,296	32,037
		245,744
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	659,683	17,620
Indiabulls Real Estate Ltd. (a)	6,290,855	17,762
Unite Group PLC (a)	2,693,396	9,659
		45,041
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	83,900	2,357
Hudson City Bancorp, Inc.	1,407,700	13,415
		15,772
TOTAL FINANCIALS		3,464,912
HEALTH CARE - 8.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	1,366,078	77,662
Cephalon, Inc. (a)	288,900	22,188
Gilead Sciences, Inc. (a)	1,323,269	51,396
		151,246
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. (a)	2,169,057	63,705
Covidien PLC	567,910	31,627
Stryker Corp.	111,000	6,549
		101,881
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
HCA Holdings, Inc.	775,600	$ 25,440
UnitedHealth Group, Inc.	1,318,600	64,915
		90,355
Pharmaceuticals - 6.1%
GlaxoSmithKline PLC	2,638,181	57,633
GlaxoSmithKline PLC sponsored ADR	95,900	4,187
Johnson & Johnson	2,672,301	175,624
Merck & Co., Inc.	4,567,232	164,192
Pfizer, Inc.	14,883,619	311,961
Sanofi-Aventis	1,007,981	79,751
		793,348
TOTAL HEALTH CARE		1,136,830
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.8%
Goodrich Corp.	278,600	24,620
Honeywell International, Inc.	1,845,888	113,024
Textron, Inc.	1,425,400	37,203
The Boeing Co.	780,316	62,254
United Technologies Corp.	1,390,411	124,553
		361,654
Building Products - 0.5%
Armstrong World Industries, Inc.	307,222	13,748
Masco Corp.	3,981,447	53,431
		67,179
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (d)	1,250,700	30,717
Republic Services, Inc.	1,790,200	56,606
		87,323
Construction & Engineering - 0.3%
Chiyoda Corp.	1,984,000	19,748
Fluor Corp.	196,607	13,751
		33,499
Electrical Equipment - 0.2%
Alstom SA	375,112	24,944
Industrial Conglomerates - 3.6%
General Electric Co.	12,142,937	248,323
Koninklijke Philips Electronics NV unit (d)	1,388,300	40,941
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	576,267	$ 51,692
Siemens AG sponsored ADR	798,100	116,475
Tyco International Ltd.	352,902	17,200
		474,631
Machinery - 2.3%
Briggs & Stratton Corp. (d)(e)	2,810,385	66,297
Caterpillar, Inc.	100,160	11,559
Cummins, Inc.	421,000	50,596
Ingersoll-Rand Co. Ltd.	1,971,792	99,575
Navistar International Corp. (a)	657,800	45,730
SPX Corp.	325,400	28,131
		301,888
Road & Rail - 0.7%
CSX Corp.	670,700	52,777
Union Pacific Corp.	444,000	45,941
		98,718
TOTAL INDUSTRIALS		1,449,836
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.6%
Cisco Systems, Inc.	2,346,291	41,201
Comverse Technology, Inc. (a)	4,922,952	37,513
		78,714
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,702,615	109,105
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	914,021	41,670
Avnet, Inc. (a)	500,314	18,171
TE Connectivity Ltd.	1,048,290	37,581
		97,422
IT Services - 0.5%
CoreLogic, Inc. (a)	755,630	13,911
Visa, Inc. Class A	647,655	50,595
		64,506
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.8%
Canon, Inc. sponsored ADR	659,320	$ 31,100
Xerox Corp.	7,505,512	75,731
		106,831
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	3,275,300	51,389
Intel Corp.	3,481,499	80,736
Micron Technology, Inc. (a)	4,106,700	46,365
National Semiconductor Corp.	2,053,062	49,520
Samsung Electronics Co. Ltd.	24,297	20,306
Teradyne, Inc. (a)	2,253,420	36,280
		284,596
TOTAL INFORMATION TECHNOLOGY		741,174
MATERIALS - 2.7%
Chemicals - 1.9%
Celanese Corp. Class A	904,018	45,129
Clariant AG (Reg.) (a)	2,847,186	59,073
Dow Chemical Co.	1,653,673	67,784
E.I. du Pont de Nemours & Co.	842,665	47,855
PPG Industries, Inc.	279,200	26,432
		246,273
Construction Materials - 0.1%
HeidelbergCement AG (d)	209,700	16,037
Metals & Mining - 0.7%
Alcoa, Inc.	1,403,435	23,858
Commercial Metals Co.	1,186,820	19,891
Freeport-McMoRan Copper & Gold, Inc.	331,032	18,217
United States Steel Corp. (d)	566,283	27,017
		88,983
TOTAL MATERIALS		351,293
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	11,605,434	361,161
CenturyLink, Inc.	1,827,471	74,524
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV	707,789	$ 11,233
Verizon Communications, Inc.	3,445,267	130,162
		577,080
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	11,531,003	59,731
TOTAL TELECOMMUNICATION SERVICES		636,811
UTILITIES - 3.4%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	2,577,076	94,012
Edison International	909,100	35,700
Entergy Corp.	576,320	40,181
FirstEnergy Corp.	3,316,245	132,517
PPL Corp.	779,441	21,380
		323,790
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	1,534,427	20,316
Multi-Utilities - 0.8%
National Grid PLC	1,173,000	12,035
PG&E Corp.	902,223	41,574
Public Service Enterprise Group, Inc.	1,247,175	40,122
Veolia Environnement	285,100	9,523
		103,254
TOTAL UTILITIES		447,360
TOTAL COMMON STOCKS (Cost $8,891,074)		12,417,486
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Co. 4.75%	1,974,900	98,370
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75%	30,800	$ 3,633
TOTAL CONSUMER DISCRETIONARY		102,003
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	283,900	19,981
FINANCIALS - 1.1%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	30,030
Diversified Financial Services - 0.3%
Citigroup, Inc. 7.50%	273,000	35,501
Insurance - 0.6%
Hartford Financial Services Group, Inc. Series F 7.25%	879,600	23,661
XL Group PLC 10.75%	1,625,900	53,476
		77,137
TOTAL FINANCIALS		142,668
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	322,100	18,257
TOTAL CONVERTIBLE PREFERRED STOCKS		282,909
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (d)	201,006	39,598
TOTAL PREFERRED STOCKS (Cost $274,019)		322,507
Convertible Bonds - 2.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.2%
MGM Resorts International 4.25% 4/15/15	$ 32,560	$ 34,025
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 7% 4/1/17	33,845	28,755
Media - 0.8%
Liberty Media Corp.:
3.5% 1/15/31	7,013	4,937
4% 11/15/29	13,232	7,741
3.5% 1/15/31 (f)	19,890	14,003
Virgin Media, Inc. 6.5% 11/15/16	42,136	76,077
		102,758
TOTAL CONSUMER DISCRETIONARY		165,538
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 9% 4/1/63 (f)	36,072	36,884
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	16,574	17,187
6% 5/1/15	8,251	8,556
Micron Technology, Inc. 1.875% 6/1/27	13,266	15,845
		41,588
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	24,768
TOTAL CONVERTIBLE BONDS (Cost $219,660)		268,778
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	35,273,501	35,274
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	91,890,885	91,891
TOTAL MONEY MARKET FUNDS (Cost $127,165)		127,165
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Treasury Obligations) # (Cost $9,844)	$ 9,844	$ 9,844
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,521,762)		13,145,780
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(70,477)
NET ASSETS - 100%		$ 13,075,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,074,000 or 0.5% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,844,000 due 5/02/11 at 0.03%
BNP Paribas Securities Corp.	$ 4,940
Barclays Capital, Inc.	2,627
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,277
$ 9,844
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity Securities Lending Cash Central Fund	471
Total	$ 530
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 56,123	$ -	$ -	$ 309	$ 66,297
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,550,245	$ 1,510,039	$ 40,206	$ -
Consumer Staples	847,053	820,688	26,365	-
Energy	1,953,554	1,953,554	-	-
Financials	3,607,580	3,490,118	117,277	185
Health Care	1,136,830	999,446	137,384	-
Industrials	1,449,836	1,430,088	19,748	-
Information Technology	741,174	741,174	-	-
Materials	351,293	351,293	-	-
Telecommunication Services	636,811	636,811	-	-
Utilities	465,617	444,059	21,558	-
Corporate Bonds	268,778	-	268,778	-
Money Market Funds	127,165	127,165	-	-
Cash Equivalents	9,844	-	9,844	-
Total Investments in Securities:	$ 13,145,780	$ 12,504,435	$ 641,160	$ 185
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	185
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $9,734,991,000. Net unrealized appreciation aggregated $3,410,789,000, of which $4,092,731,000 related to appreciated investment securities and $681,942,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C and Institutional Class are classes of
Fidelity® Large Cap Growth Fund

1.847927.104

ALCG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Autoliv, Inc.	3,000	$ 240,390
Minth Group Ltd.	64,000	98,394
		338,784
Automobiles - 0.6%
Ford Motor Co. (a)	53,700	830,739
Hyundai Motor Co.	760	175,330
		1,006,069
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,800	348,992
Weight Watchers International, Inc.	21,200	1,648,300
		1,997,292
Hotels, Restaurants & Leisure - 0.5%
Arcos Dorados Holdings, Inc.	1,700	37,451
Ctrip.com International Ltd. sponsored ADR (a)	16,200	789,264
Las Vegas Sands Corp. (a)	300	14,103
		840,818
Household Durables - 3.3%
Beazer Homes USA, Inc. (a)(d)	51,300	239,058
iRobot Corp. (a)	18,500	655,270
La-Z-Boy, Inc. (a)	24,200	284,592
M.D.C. Holdings, Inc.	20,000	583,800
Meritage Homes Corp. (a)	15,300	365,823
Ryland Group, Inc.	23,300	403,323
Sealy Corp., Inc. (a)	63,500	167,640
Tempur-Pedic International, Inc. (a)	40,200	2,523,756
		5,223,262
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	18,100	3,556,650
Netflix, Inc. (a)	800	186,136
Priceline.com, Inc. (a)	1,800	984,618
		4,727,404
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	17,700	829,068
Media - 0.8%
Discovery Communications, Inc. (a)	300	13,278
Focus Media Holding Ltd. ADR (a)	9,700	340,955
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	13,500	$ 511,110
Valassis Communications, Inc. (a)	13,300	383,439
		1,248,782
Specialty Retail - 2.5%
Sally Beauty Holdings, Inc. (a)	84,300	1,246,797
TJX Companies, Inc.	44,700	2,396,814
Vitamin Shoppe, Inc. (a)	9,800	382,396
		4,026,007
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	5,100	432,786
Phillips-Van Heusen Corp.	12,900	908,289
		1,341,075
TOTAL CONSUMER DISCRETIONARY		21,578,561
CONSUMER STAPLES - 8.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	6,713	428,424
Dr Pepper Snapple Group, Inc.	39,400	1,544,480
PepsiCo, Inc.	5,800	399,562
The Coca-Cola Co.	15,200	1,025,392
		3,397,858
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	31,700	1,626,844
Drogasil SA	32,600	234,145
Wal-Mart de Mexico SA de CV Series V	93,300	292,284
Whole Foods Market, Inc.	6,000	376,560
		2,529,833
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)	25,400	1,700,784
Mead Johnson Nutrition Co. Class A	13,200	882,816
Nestle SA sponsored ADR	6,700	416,740
Shenguan Holdings Group Ltd.	124,000	164,773
SunOpta, Inc. (a)	2,100	14,826
		3,179,939
Household Products - 0.4%
Procter & Gamble Co.	9,000	584,100
Personal Products - 2.8%
Estee Lauder Companies, Inc. Class A	6,600	640,200
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	24,000	$ 187,271
Herbalife Ltd.	23,700	2,127,786
Schiff Nutrition International, Inc.	163,300	1,624,835
		4,580,092
TOTAL CONSUMER STAPLES		14,271,822
ENERGY - 12.2%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	10,100	781,841
Halliburton Co.	29,600	1,494,208
Noble Corp.	14,600	627,946
Oceaneering International, Inc. (a)	7,200	629,424
Schlumberger Ltd.	13,500	1,211,625
Transocean Ltd. (United States) (a)	10,300	749,325
		5,494,369
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc.	3,000	79,290
Atlas Pipeline Partners, LP	5,500	203,280
BP PLC sponsored ADR	3,100	143,034
Chesapeake Energy Corp.	14,000	471,380
Chevron Corp.	8,200	897,408
Exxon Mobil Corp.	97,800	8,606,400
Hess Corp.	4,400	378,224
Holly Corp.	9,500	550,050
Marathon Oil Corp.	16,200	875,448
Massey Energy Co.	10,800	736,992
Southwestern Energy Co. (a)	17,000	745,620
Whiting Petroleum Corp. (a)	7,100	493,450
		14,180,576
TOTAL ENERGY		19,674,945
FINANCIALS - 5.1%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	11,000	318,560
Charles Schwab Corp.	38,100	697,611
Goldman Sachs Group, Inc.	1,900	286,919
HFF, Inc. (a)	5,000	74,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	27,600	$ 721,740
TD Ameritrade Holding Corp.	24,000	516,960
		2,616,640
Commercial Banks - 1.3%
Aozora Bank Ltd.	68,000	147,279
Comerica, Inc.	11,200	424,816
Regions Financial Corp.	49,900	366,266
SunTrust Banks, Inc.	12,500	352,375
Synovus Financial Corp.	140,800	352,000
Wells Fargo & Co.	10,400	302,744
Zions Bancorporation	1,900	46,455
		1,991,935
Consumer Finance - 0.2%
SLM Corp.	17,000	282,030
Diversified Financial Services - 0.6%
Citigroup, Inc. (a)	83,800	384,642
Encore Capital Group, Inc. (a)	8,000	239,520
JPMorgan Chase & Co.	8,200	374,166
		998,328
Insurance - 0.6%
AFLAC, Inc.	7,000	393,330
Assured Guaranty Ltd.	33,100	562,700
		956,030
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	20,300	542,213
Jones Lang LaSalle, Inc.	4,000	409,520
The St. Joe Co. (a)	11,400	297,768
		1,249,501
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	900	25,281
TOTAL FINANCIALS		8,119,745
HEALTH CARE - 9.4%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	35,300	196,974
ADVENTRX Pharmaceuticals, Inc. (a)(d)	62,100	160,839
Alexion Pharmaceuticals, Inc. (a)	8,500	823,565
Amarin Corp. PLC ADR (a)	22,400	358,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amicus Therapeutics, Inc. (a)	43,700	$ 314,640
Amylin Pharmaceuticals, Inc. (a)	3,100	41,230
Ardea Biosciences, Inc. (a)	10,400	294,840
ARIAD Pharmaceuticals, Inc. (a)	48,600	415,530
ArQule, Inc. (a)	14,500	102,370
Biogen Idec, Inc. (a)	4,600	447,810
BioMarin Pharmaceutical, Inc. (a)	17,000	457,130
Dynavax Technologies Corp. (a)	62,800	174,584
Gilead Sciences, Inc. (a)	30,700	1,192,388
Inhibitex, Inc. (a)	34,700	145,740
Keryx Biopharmaceuticals, Inc. (a)(d)	37,300	197,317
Lexicon Pharmaceuticals, Inc. (a)	67,400	113,232
Nanosphere, Inc. (a)	18,600	55,242
Neurocrine Biosciences, Inc. (a)	38,300	294,527
NPS Pharmaceuticals, Inc. (a)	19,200	199,104
SIGA Technologies, Inc. (a)(d)	44,600	612,358
Theravance, Inc. (a)	14,200	394,050
United Therapeutics Corp. (a)	6,700	448,632
		7,440,502
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	18,000	668,520
Edwards Lifesciences Corp. (a)	10,600	915,310
Mako Surgical Corp. (a)	2,400	65,928
Sirona Dental Systems, Inc. (a)	300	17,121
		1,666,879
Health Care Providers & Services - 1.3%
McKesson Corp.	11,500	954,615
Medco Health Solutions, Inc. (a)	19,900	1,180,667
		2,135,282
Health Care Technology - 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	39,600	852,984
Cerner Corp. (a)	4,800	576,864
		1,429,848
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	2,400	170,352
Thermo Fisher Scientific, Inc. (a)	9,000	539,910
		710,262
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (a)	3,500	85,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	75,600	$ 330,372
Cadence Pharmaceuticals, Inc. (a)(d)	25,000	212,000
Shire PLC sponsored ADR	4,300	400,803
Valeant Pharmaceuticals International, Inc. (Canada)	14,841	782,757
		1,811,192
TOTAL HEALTH CARE		15,193,965
INDUSTRIALS - 11.7%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc.	600	42,390
Embraer SA sponsored ADR	3,900	126,672
Esterline Technologies Corp. (a)	1,700	122,060
Precision Castparts Corp.	6,700	1,035,284
Raytheon Co.	10,700	519,485
Textron, Inc.	70,800	1,847,880
The Boeing Co.	200	15,956
United Technologies Corp.	30,700	2,750,106
		6,459,833
Airlines - 0.5%
Copa Holdings SA Class A	7,000	407,050
Southwest Airlines Co.	34,000	399,500
		806,550
Building Products - 0.4%
Masco Corp.	20,500	275,110
Quanex Building Products Corp.	17,800	373,088
		648,198
Commercial Services & Supplies - 0.0%
Higher One Holdings, Inc. (a)	700	9,863
Sykes Enterprises, Inc. (a)	600	12,018
		21,881
Construction & Engineering - 1.1%
Fluor Corp.	5,600	391,664
Jacobs Engineering Group, Inc. (a)	7,800	386,958
KBR, Inc.	10,600	406,722
Shaw Group, Inc. (a)	9,300	361,770
URS Corp. (a)	5,000	223,750
		1,770,864
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Alstom SA	24,514	$ 1,630,144
Emerson Electric Co.	5,700	346,332
		1,976,476
Machinery - 2.3%
Cummins, Inc.	9,700	1,165,746
Ingersoll-Rand Co. Ltd.	32,200	1,626,100
Marcopolo SA (PN)	27,100	121,264
Pall Corp.	10,400	607,776
Weg SA	10,900	136,484
		3,657,370
Professional Services - 1.1%
IHS, Inc. Class A (a)	2,900	255,896
Towers Watson & Co.	27,200	1,560,192
		1,816,088
Road & Rail - 0.6%
Union Pacific Corp.	8,200	848,454
Zipcar, Inc. (a)	300	7,737
		856,191
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	1,000	13,666
WESCO International, Inc. (a)	12,100	749,595
		763,261
TOTAL INDUSTRIALS		18,776,712
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 3.7%
Acme Packet, Inc. (a)	5,200	429,572
Alcatel-Lucent SA sponsored ADR (a)	74,300	485,922
Calix Networks, Inc. (a)	18,700	408,782
Juniper Networks, Inc. (a)	31,000	1,188,230
QUALCOMM, Inc.	54,900	3,120,516
Riverbed Technology, Inc. (a)	9,200	323,288
		5,956,310
Computers & Peripherals - 6.8%
Apple, Inc. (a)	27,100	9,437,031
Hewlett-Packard Co.	8,400	339,108
NetApp, Inc. (a)	3,100	161,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	11,500	$ 565,110
Western Digital Corp. (a)	10,300	409,940
		10,912,327
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	5,600	831,712
Demand Media, Inc. (d)	3,400	56,338
eBay, Inc. (a)	107,900	3,711,760
Facebook, Inc. Class B (a) (f)	5,554	138,850
Google, Inc. Class A (a)	8,400	4,570,440
Mail.ru Group Ltd. GDR (a)(e)	4,700	144,290
Monster Worldwide, Inc. (a)	10,000	164,100
NetEase.com, Inc. sponsored ADR (a)	9,000	443,520
OpenTable, Inc. (a)	3,400	378,386
Rackspace Hosting, Inc. (a)	26,604	1,228,839
Velti PLC (a)	5,200	95,784
		11,764,019
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	35,600	2,951,240
International Business Machines Corp.	3,400	579,972
Virtusa Corp. (a)	25,000	466,500
		3,997,712
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	52,200	475,020
Alpha & Omega Semiconductor Ltd. (a)	2,000	28,360
Avago Technologies Ltd.	11,900	398,174
Broadcom Corp. Class A	14,000	492,520
GT Solar International, Inc. (a)	12,800	142,976
Inphi Corp.	600	12,948
Intersil Corp. Class A	7,400	109,298
LTX-Credence Corp. (a)	22,600	195,942
Marvell Technology Group Ltd. (a)	41,900	646,517
Micrel, Inc.	6,800	87,108
NVIDIA Corp. (a)	77,400	1,548,000
		4,136,863
Software - 7.8%
BMC Software, Inc. (a)	14,700	738,381
Check Point Software Technologies Ltd. (a)	7,300	400,989
Citrix Systems, Inc. (a)	6,500	548,210
Informatica Corp. (a)	16,600	929,766
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	31,900	$ 1,772,364
Longtop Financial Technologies Ltd. ADR (a)	9,200	207,552
Mentor Graphics Corp. (a)	16,600	244,850
MICROS Systems, Inc. (a)	31,000	1,612,620
Oracle Corp.	72,300	2,606,415
Red Hat, Inc. (a)	16,700	792,749
Rovi Corp. (a)	4,700	228,232
salesforce.com, Inc. (a)	8,200	1,136,520
Solera Holdings, Inc.	16,400	902,000
VMware, Inc. Class A (a)	5,500	524,865
		12,645,513
TOTAL INFORMATION TECHNOLOGY		49,412,744
MATERIALS - 5.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	4,000	382,080
Ashland, Inc.	13,200	819,456
CF Industries Holdings, Inc.	6,600	934,230
LyondellBasell Industries NV Class A	19,000	845,500
Olin Corp.	9,100	234,234
Praxair, Inc.	7,900	840,718
		4,056,218
Metals & Mining - 3.0%
Alcoa, Inc.	13,400	227,800
AngloGold Ashanti Ltd. sponsored ADR	9,200	469,016
Freeport-McMoRan Copper & Gold, Inc.	11,100	610,833
Goldcorp, Inc.	14,900	832,957
Ivanhoe Mines Ltd. (a)	25,800	676,565
Newcrest Mining Ltd.	24,163	1,098,207
Reliance Steel & Aluminum Co.	7,400	418,914
Royal Gold, Inc.	2,800	170,744
United States Steel Corp.	7,200	343,512
		4,848,548
TOTAL MATERIALS		8,904,766
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	47,500	$ 2,484,725
SOFTBANK CORP.	3,800	160,328
		2,645,053
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	146,964
TOTAL COMMON STOCKS (Cost $125,759,550)		158,725,277
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	2,471,177	2,471,177
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,529,340	2,529,340
TOTAL MONEY MARKET FUNDS (Cost $5,000,517)		5,000,517
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $130,760,067)		163,725,794
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,740,591)
NET ASSETS - 100%		$ 160,985,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,290 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,850 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 138,850
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 813
Fidelity Securities Lending Cash Central Fund	23,380
Total	$ 24,193
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,578,561	$ 21,578,561	$ -	$ -
Consumer Staples	14,271,822	13,843,398	428,424	-
Energy	19,674,945	19,674,945	-	-
Financials	8,119,745	7,972,466	147,279	-
Health Care	15,193,965	15,193,965	-	-
Industrials	18,776,712	18,776,712	-	-
Information Technology	49,412,744	49,273,894	-	138,850
Materials	8,904,766	8,904,766	-	-
Telecommunication Services	2,645,053	2,484,725	160,328	-
Utilities	146,964	146,964	-	-
Money Market Funds	5,000,517	5,000,517	-	-
Total Investments in Securities:	$ 163,725,794	$ 162,850,913	$ 736,031	$ 138,850
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	138,850
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 138,850
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $130,803,012. Net unrealized appreciation aggregated $32,922,782, of which $34,449,218 related to appreciated investment securities and $1,526,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

April 30, 2011

1.800355.107

LCG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Autoliv, Inc.	3,000	$ 240,390
Minth Group Ltd.	64,000	98,394
		338,784
Automobiles - 0.6%
Ford Motor Co. (a)	53,700	830,739
Hyundai Motor Co.	760	175,330
		1,006,069
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,800	348,992
Weight Watchers International, Inc.	21,200	1,648,300
		1,997,292
Hotels, Restaurants & Leisure - 0.5%
Arcos Dorados Holdings, Inc.	1,700	37,451
Ctrip.com International Ltd. sponsored ADR (a)	16,200	789,264
Las Vegas Sands Corp. (a)	300	14,103
		840,818
Household Durables - 3.3%
Beazer Homes USA, Inc. (a)(d)	51,300	239,058
iRobot Corp. (a)	18,500	655,270
La-Z-Boy, Inc. (a)	24,200	284,592
M.D.C. Holdings, Inc.	20,000	583,800
Meritage Homes Corp. (a)	15,300	365,823
Ryland Group, Inc.	23,300	403,323
Sealy Corp., Inc. (a)	63,500	167,640
Tempur-Pedic International, Inc. (a)	40,200	2,523,756
		5,223,262
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	18,100	3,556,650
Netflix, Inc. (a)	800	186,136
Priceline.com, Inc. (a)	1,800	984,618
		4,727,404
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	17,700	829,068
Media - 0.8%
Discovery Communications, Inc. (a)	300	13,278
Focus Media Holding Ltd. ADR (a)	9,700	340,955
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	13,500	$ 511,110
Valassis Communications, Inc. (a)	13,300	383,439
		1,248,782
Specialty Retail - 2.5%
Sally Beauty Holdings, Inc. (a)	84,300	1,246,797
TJX Companies, Inc.	44,700	2,396,814
Vitamin Shoppe, Inc. (a)	9,800	382,396
		4,026,007
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	5,100	432,786
Phillips-Van Heusen Corp.	12,900	908,289
		1,341,075
TOTAL CONSUMER DISCRETIONARY		21,578,561
CONSUMER STAPLES - 8.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	6,713	428,424
Dr Pepper Snapple Group, Inc.	39,400	1,544,480
PepsiCo, Inc.	5,800	399,562
The Coca-Cola Co.	15,200	1,025,392
		3,397,858
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	31,700	1,626,844
Drogasil SA	32,600	234,145
Wal-Mart de Mexico SA de CV Series V	93,300	292,284
Whole Foods Market, Inc.	6,000	376,560
		2,529,833
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)	25,400	1,700,784
Mead Johnson Nutrition Co. Class A	13,200	882,816
Nestle SA sponsored ADR	6,700	416,740
Shenguan Holdings Group Ltd.	124,000	164,773
SunOpta, Inc. (a)	2,100	14,826
		3,179,939
Household Products - 0.4%
Procter & Gamble Co.	9,000	584,100
Personal Products - 2.8%
Estee Lauder Companies, Inc. Class A	6,600	640,200
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	24,000	$ 187,271
Herbalife Ltd.	23,700	2,127,786
Schiff Nutrition International, Inc.	163,300	1,624,835
		4,580,092
TOTAL CONSUMER STAPLES		14,271,822
ENERGY - 12.2%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	10,100	781,841
Halliburton Co.	29,600	1,494,208
Noble Corp.	14,600	627,946
Oceaneering International, Inc. (a)	7,200	629,424
Schlumberger Ltd.	13,500	1,211,625
Transocean Ltd. (United States) (a)	10,300	749,325
		5,494,369
Oil, Gas & Consumable Fuels - 8.8%
Amyris, Inc.	3,000	79,290
Atlas Pipeline Partners, LP	5,500	203,280
BP PLC sponsored ADR	3,100	143,034
Chesapeake Energy Corp.	14,000	471,380
Chevron Corp.	8,200	897,408
Exxon Mobil Corp.	97,800	8,606,400
Hess Corp.	4,400	378,224
Holly Corp.	9,500	550,050
Marathon Oil Corp.	16,200	875,448
Massey Energy Co.	10,800	736,992
Southwestern Energy Co. (a)	17,000	745,620
Whiting Petroleum Corp. (a)	7,100	493,450
		14,180,576
TOTAL ENERGY		19,674,945
FINANCIALS - 5.1%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	11,000	318,560
Charles Schwab Corp.	38,100	697,611
Goldman Sachs Group, Inc.	1,900	286,919
HFF, Inc. (a)	5,000	74,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	27,600	$ 721,740
TD Ameritrade Holding Corp.	24,000	516,960
		2,616,640
Commercial Banks - 1.3%
Aozora Bank Ltd.	68,000	147,279
Comerica, Inc.	11,200	424,816
Regions Financial Corp.	49,900	366,266
SunTrust Banks, Inc.	12,500	352,375
Synovus Financial Corp.	140,800	352,000
Wells Fargo & Co.	10,400	302,744
Zions Bancorporation	1,900	46,455
		1,991,935
Consumer Finance - 0.2%
SLM Corp.	17,000	282,030
Diversified Financial Services - 0.6%
Citigroup, Inc. (a)	83,800	384,642
Encore Capital Group, Inc. (a)	8,000	239,520
JPMorgan Chase & Co.	8,200	374,166
		998,328
Insurance - 0.6%
AFLAC, Inc.	7,000	393,330
Assured Guaranty Ltd.	33,100	562,700
		956,030
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	20,300	542,213
Jones Lang LaSalle, Inc.	4,000	409,520
The St. Joe Co. (a)	11,400	297,768
		1,249,501
Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	900	25,281
TOTAL FINANCIALS		8,119,745
HEALTH CARE - 9.4%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	35,300	196,974
ADVENTRX Pharmaceuticals, Inc. (a)(d)	62,100	160,839
Alexion Pharmaceuticals, Inc. (a)	8,500	823,565
Amarin Corp. PLC ADR (a)	22,400	358,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amicus Therapeutics, Inc. (a)	43,700	$ 314,640
Amylin Pharmaceuticals, Inc. (a)	3,100	41,230
Ardea Biosciences, Inc. (a)	10,400	294,840
ARIAD Pharmaceuticals, Inc. (a)	48,600	415,530
ArQule, Inc. (a)	14,500	102,370
Biogen Idec, Inc. (a)	4,600	447,810
BioMarin Pharmaceutical, Inc. (a)	17,000	457,130
Dynavax Technologies Corp. (a)	62,800	174,584
Gilead Sciences, Inc. (a)	30,700	1,192,388
Inhibitex, Inc. (a)	34,700	145,740
Keryx Biopharmaceuticals, Inc. (a)(d)	37,300	197,317
Lexicon Pharmaceuticals, Inc. (a)	67,400	113,232
Nanosphere, Inc. (a)	18,600	55,242
Neurocrine Biosciences, Inc. (a)	38,300	294,527
NPS Pharmaceuticals, Inc. (a)	19,200	199,104
SIGA Technologies, Inc. (a)(d)	44,600	612,358
Theravance, Inc. (a)	14,200	394,050
United Therapeutics Corp. (a)	6,700	448,632
		7,440,502
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	18,000	668,520
Edwards Lifesciences Corp. (a)	10,600	915,310
Mako Surgical Corp. (a)	2,400	65,928
Sirona Dental Systems, Inc. (a)	300	17,121
		1,666,879
Health Care Providers & Services - 1.3%
McKesson Corp.	11,500	954,615
Medco Health Solutions, Inc. (a)	19,900	1,180,667
		2,135,282
Health Care Technology - 0.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	39,600	852,984
Cerner Corp. (a)	4,800	576,864
		1,429,848
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	2,400	170,352
Thermo Fisher Scientific, Inc. (a)	9,000	539,910
		710,262
Pharmaceuticals - 1.1%
Auxilium Pharmaceuticals, Inc. (a)	3,500	85,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	75,600	$ 330,372
Cadence Pharmaceuticals, Inc. (a)(d)	25,000	212,000
Shire PLC sponsored ADR	4,300	400,803
Valeant Pharmaceuticals International, Inc. (Canada)	14,841	782,757
		1,811,192
TOTAL HEALTH CARE		15,193,965
INDUSTRIALS - 11.7%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc.	600	42,390
Embraer SA sponsored ADR	3,900	126,672
Esterline Technologies Corp. (a)	1,700	122,060
Precision Castparts Corp.	6,700	1,035,284
Raytheon Co.	10,700	519,485
Textron, Inc.	70,800	1,847,880
The Boeing Co.	200	15,956
United Technologies Corp.	30,700	2,750,106
		6,459,833
Airlines - 0.5%
Copa Holdings SA Class A	7,000	407,050
Southwest Airlines Co.	34,000	399,500
		806,550
Building Products - 0.4%
Masco Corp.	20,500	275,110
Quanex Building Products Corp.	17,800	373,088
		648,198
Commercial Services & Supplies - 0.0%
Higher One Holdings, Inc. (a)	700	9,863
Sykes Enterprises, Inc. (a)	600	12,018
		21,881
Construction & Engineering - 1.1%
Fluor Corp.	5,600	391,664
Jacobs Engineering Group, Inc. (a)	7,800	386,958
KBR, Inc.	10,600	406,722
Shaw Group, Inc. (a)	9,300	361,770
URS Corp. (a)	5,000	223,750
		1,770,864
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Alstom SA	24,514	$ 1,630,144
Emerson Electric Co.	5,700	346,332
		1,976,476
Machinery - 2.3%
Cummins, Inc.	9,700	1,165,746
Ingersoll-Rand Co. Ltd.	32,200	1,626,100
Marcopolo SA (PN)	27,100	121,264
Pall Corp.	10,400	607,776
Weg SA	10,900	136,484
		3,657,370
Professional Services - 1.1%
IHS, Inc. Class A (a)	2,900	255,896
Towers Watson & Co.	27,200	1,560,192
		1,816,088
Road & Rail - 0.6%
Union Pacific Corp.	8,200	848,454
Zipcar, Inc. (a)	300	7,737
		856,191
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	1,000	13,666
WESCO International, Inc. (a)	12,100	749,595
		763,261
TOTAL INDUSTRIALS		18,776,712
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 3.7%
Acme Packet, Inc. (a)	5,200	429,572
Alcatel-Lucent SA sponsored ADR (a)	74,300	485,922
Calix Networks, Inc. (a)	18,700	408,782
Juniper Networks, Inc. (a)	31,000	1,188,230
QUALCOMM, Inc.	54,900	3,120,516
Riverbed Technology, Inc. (a)	9,200	323,288
		5,956,310
Computers & Peripherals - 6.8%
Apple, Inc. (a)	27,100	9,437,031
Hewlett-Packard Co.	8,400	339,108
NetApp, Inc. (a)	3,100	161,138
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	11,500	$ 565,110
Western Digital Corp. (a)	10,300	409,940
		10,912,327
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	5,600	831,712
Demand Media, Inc. (d)	3,400	56,338
eBay, Inc. (a)	107,900	3,711,760
Facebook, Inc. Class B (a) (f)	5,554	138,850
Google, Inc. Class A (a)	8,400	4,570,440
Mail.ru Group Ltd. GDR (a)(e)	4,700	144,290
Monster Worldwide, Inc. (a)	10,000	164,100
NetEase.com, Inc. sponsored ADR (a)	9,000	443,520
OpenTable, Inc. (a)	3,400	378,386
Rackspace Hosting, Inc. (a)	26,604	1,228,839
Velti PLC (a)	5,200	95,784
		11,764,019
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	35,600	2,951,240
International Business Machines Corp.	3,400	579,972
Virtusa Corp. (a)	25,000	466,500
		3,997,712
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	52,200	475,020
Alpha & Omega Semiconductor Ltd. (a)	2,000	28,360
Avago Technologies Ltd.	11,900	398,174
Broadcom Corp. Class A	14,000	492,520
GT Solar International, Inc. (a)	12,800	142,976
Inphi Corp.	600	12,948
Intersil Corp. Class A	7,400	109,298
LTX-Credence Corp. (a)	22,600	195,942
Marvell Technology Group Ltd. (a)	41,900	646,517
Micrel, Inc.	6,800	87,108
NVIDIA Corp. (a)	77,400	1,548,000
		4,136,863
Software - 7.8%
BMC Software, Inc. (a)	14,700	738,381
Check Point Software Technologies Ltd. (a)	7,300	400,989
Citrix Systems, Inc. (a)	6,500	548,210
Informatica Corp. (a)	16,600	929,766
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	31,900	$ 1,772,364
Longtop Financial Technologies Ltd. ADR (a)	9,200	207,552
Mentor Graphics Corp. (a)	16,600	244,850
MICROS Systems, Inc. (a)	31,000	1,612,620
Oracle Corp.	72,300	2,606,415
Red Hat, Inc. (a)	16,700	792,749
Rovi Corp. (a)	4,700	228,232
salesforce.com, Inc. (a)	8,200	1,136,520
Solera Holdings, Inc.	16,400	902,000
VMware, Inc. Class A (a)	5,500	524,865
		12,645,513
TOTAL INFORMATION TECHNOLOGY		49,412,744
MATERIALS - 5.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	4,000	382,080
Ashland, Inc.	13,200	819,456
CF Industries Holdings, Inc.	6,600	934,230
LyondellBasell Industries NV Class A	19,000	845,500
Olin Corp.	9,100	234,234
Praxair, Inc.	7,900	840,718
		4,056,218
Metals & Mining - 3.0%
Alcoa, Inc.	13,400	227,800
AngloGold Ashanti Ltd. sponsored ADR	9,200	469,016
Freeport-McMoRan Copper & Gold, Inc.	11,100	610,833
Goldcorp, Inc.	14,900	832,957
Ivanhoe Mines Ltd. (a)	25,800	676,565
Newcrest Mining Ltd.	24,163	1,098,207
Reliance Steel & Aluminum Co.	7,400	418,914
Royal Gold, Inc.	2,800	170,744
United States Steel Corp.	7,200	343,512
		4,848,548
TOTAL MATERIALS		8,904,766
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	47,500	$ 2,484,725
SOFTBANK CORP.	3,800	160,328
		2,645,053
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	146,964
TOTAL COMMON STOCKS (Cost $125,759,550)		158,725,277
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	2,471,177	2,471,177
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,529,340	2,529,340
TOTAL MONEY MARKET FUNDS (Cost $5,000,517)		5,000,517
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $130,760,067)		163,725,794
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,740,591)
NET ASSETS - 100%		$ 160,985,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,290 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,850 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 138,850
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 813
Fidelity Securities Lending Cash Central Fund	23,380
Total	$ 24,193
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,578,561	$ 21,578,561	$ -	$ -
Consumer Staples	14,271,822	13,843,398	428,424	-
Energy	19,674,945	19,674,945	-	-
Financials	8,119,745	7,972,466	147,279	-
Health Care	15,193,965	15,193,965	-	-
Industrials	18,776,712	18,776,712	-	-
Information Technology	49,412,744	49,273,894	-	138,850
Materials	8,904,766	8,904,766	-	-
Telecommunication Services	2,645,053	2,484,725	160,328	-
Utilities	146,964	146,964	-	-
Money Market Funds	5,000,517	5,000,517	-	-
Total Investments in Securities:	$ 163,725,794	$ 162,850,913	$ 736,031	$ 138,850
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	138,850
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 138,850
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $130,803,012. Net unrealized appreciation aggregated $32,922,782, of which $34,449,218 related to appreciated investment securities and $1,526,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

(To be renamed Fidelity Stock Selector Large Cap Value Fund, August 31, 2011)

April 30, 2011

1.800356.107

LCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	75,949	$ 3,038,719
Household Durables - 1.7%
Jarden Corp.	172,595	6,280,732
Stanley Black & Decker, Inc.	77,617	5,638,875
		11,919,607
Leisure Equipment & Products - 0.4%
Mattel, Inc.	111,270	2,973,134
Media - 2.6%
CBS Corp. Class B	99,891	2,519,251
Comcast Corp. Class A	395,575	10,379,888
Time Warner, Inc.	153,500	5,811,510
		18,710,649
Multiline Retail - 0.8%
Target Corp.	111,534	5,476,319
Specialty Retail - 2.0%
Gap, Inc.	243,985	5,670,211
Lowe's Companies, Inc.	318,863	8,370,154
		14,040,365
TOTAL CONSUMER DISCRETIONARY		56,158,793
CONSUMER STAPLES - 9.6%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	243,500	6,917,835
PepsiCo, Inc.	150,800	10,388,612
		17,306,447
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	97,800	3,544,272
Kroger Co.	277,700	6,750,887
Wal-Mart Stores, Inc.	62,100	3,414,258
Walgreen Co.	76,200	3,255,264
		16,964,681
Food Products - 2.9%
Archer Daniels Midland Co.	87,400	3,235,548
ConAgra Foods, Inc. (d)	141,000	3,447,450
Kraft Foods, Inc. Class A	205,000	6,883,900
Sara Lee Corp.	189,000	3,628,800
The J.M. Smucker Co.	46,100	3,460,727
		20,656,425
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.9%
Procter & Gamble Co.	206,800	$ 13,421,320
TOTAL CONSUMER STAPLES		68,348,873
ENERGY - 13.0%
Energy Equipment & Services - 2.5%
Halliburton Co.	221,136	11,162,945
Transocean Ltd. (United States) (a)	94,383	6,866,363
		18,029,308
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	54,600	4,310,124
Apache Corp.	43,842	5,847,208
BP PLC sponsored ADR	133,986	6,182,114
Chesapeake Energy Corp.	145,136	4,886,729
Concho Resources, Inc. (a)	26,092	2,787,930
Noble Energy, Inc.	28,300	2,724,441
Occidental Petroleum Corp.	96,528	11,032,185
Royal Dutch Shell PLC Class A sponsored ADR	286,195	22,174,390
Whiting Petroleum Corp. (a)	96,427	6,701,677
Williams Companies, Inc.	224,718	7,453,896
		74,100,694
TOTAL ENERGY		92,130,002
FINANCIALS - 26.0%
Capital Markets - 4.5%
Bank of New York Mellon Corp.	334,700	9,692,912
Invesco Ltd.	267,000	6,640,290
Morgan Stanley	247,200	6,464,280
State Street Corp.	194,600	9,058,630
		31,856,112
Commercial Banks - 9.0%
CIT Group, Inc. (a)	154,200	6,547,332
Itau Unibanco Banco Multiplo SA sponsored ADR	282,000	6,697,500
PNC Financial Services Group, Inc.	148,500	9,257,490
Popular, Inc. (a)	1,889,600	5,952,240
Regions Financial Corp.	632,700	4,644,018
U.S. Bancorp, Delaware	414,600	10,704,972
Wells Fargo & Co.	684,400	19,922,884
		63,726,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
SLM Corp.	460,700	$ 7,643,013
Insurance - 9.6%
ACE Ltd.	156,700	10,538,075
AFLAC, Inc.	102,450	5,756,666
Allstate Corp.	241,600	8,175,744
Berkshire Hathaway, Inc. Class B (a)	246,457	20,529,868
MetLife, Inc.	166,400	7,785,856
StanCorp Financial Group, Inc.	87,400	3,766,940
Torchmark Corp.	66,700	4,463,564
XL Group PLC Class A	280,200	6,842,484
		67,859,197
Real Estate Investment Trusts - 0.9%
Public Storage	51,700	6,064,927
Thrifts & Mortgage Finance - 0.9%
People's United Financial, Inc.	481,300	6,588,997
TOTAL FINANCIALS		183,738,682
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	133,800	7,606,530
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	25,516	1,451,860
Zimmer Holdings, Inc. (a)	64,100	4,182,525
		5,634,385
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. (a)	92,400	2,839,452
HCA Holdings, Inc.	41,900	1,374,320
McKesson Corp.	41,200	3,420,012
Medco Health Solutions, Inc. (a)	37,044	2,197,821
Quest Diagnostics, Inc.	35,600	2,007,128
UnitedHealth Group, Inc.	175,000	8,615,250
		20,453,983
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. (a)	74,942	4,495,771
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	94,900	2,666,690
GlaxoSmithKline PLC sponsored ADR	40,800	1,781,328
Johnson & Johnson	220,100	14,464,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	394,500	$ 14,182,275
Pfizer, Inc.	795,300	16,669,488
Roche Holding AG (participation certificate)	11,664	1,891,532
		51,656,285
TOTAL HEALTH CARE		89,846,954
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
Meggitt PLC	744,784	4,466,273
United Technologies Corp.	55,500	4,971,690
		9,437,963
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	230,900	7,301,058
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	130,500	4,641,885
Electrical Equipment - 0.6%
Prysmian SpA (d)	180,929	4,269,113
Industrial Conglomerates - 2.0%
General Electric Co.	685,400	14,016,430
Machinery - 1.0%
Ingersoll-Rand Co. Ltd.	76,700	3,873,350
Navistar International Corp. (a)	49,100	3,413,432
		7,286,782
Road & Rail - 2.0%
Union Pacific Corp.	138,000	14,278,860
TOTAL INDUSTRIALS		61,232,091
INFORMATION TECHNOLOGY - 5.8%
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	110,827	4,474,086
Western Digital Corp. (a)	48,600	1,934,280
		6,408,366
Electronic Equipment & Components - 1.5%
AVX Corp.	100,800	1,644,048
Corning, Inc.	249,898	5,232,864
Jabil Circuit, Inc.	183,848	3,647,544
		10,524,456
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
eBay, Inc. (a)	131,371	$ 4,519,162
Semiconductors & Semiconductor Equipment - 1.1%
Intersil Corp. Class A	300,838	4,443,377
Marvell Technology Group Ltd. (a)	217,764	3,360,099
		7,803,476
Software - 1.7%
CA, Inc.	120,860	2,971,947
Microsoft Corp.	341,699	8,891,008
		11,862,955
TOTAL INFORMATION TECHNOLOGY		41,118,415
MATERIALS - 3.1%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	43,500	4,155,120
Ashland, Inc.	74,800	4,643,584
Celanese Corp. Class A	82,700	4,128,384
		12,927,088
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A (d)	48,000	3,315,360
Metals & Mining - 0.8%
Anglo American PLC (United Kingdom)	106,420	5,547,125
TOTAL MATERIALS		21,789,573
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	512,100	15,936,552
CenturyLink, Inc.	60,114	2,451,449
		18,388,001
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	70,500	3,687,855
NII Holdings, Inc. (a)	217,400	9,039,492
Sprint Nextel Corp. (a)	1,649,100	8,542,338
		21,269,685
TOTAL TELECOMMUNICATION SERVICES		39,657,686
Common Stocks - continued
	Shares	Value
UTILITIES - 6.9%
Electric Utilities - 1.7%
NextEra Energy, Inc.	96,500	$ 5,459,005
PPL Corp.	230,400	6,319,872
		11,778,877
Gas Utilities - 0.6%
National Fuel Gas Co.	30,400	2,228,320
ONEOK, Inc.	29,300	2,049,242
		4,277,562
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	420,300	5,564,772
Calpine Corp. (a)	228,900	3,834,075
		9,398,847
Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	202,200	3,760,920
National Grid PLC sponsored ADR (d)	112,500	5,774,625
OGE Energy Corp.	83,470	4,438,100
PG&E Corp.	100,000	4,608,000
Sempra Energy	83,100	4,578,810
		23,160,455
TOTAL UTILITIES		48,615,741
TOTAL COMMON STOCKS (Cost $672,875,344)		702,636,810
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	6,993,702	6,993,702
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,710,040	9,710,040
TOTAL MONEY MARKET FUNDS (Cost $16,703,742)		16,703,742
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $689,579,086)		719,340,552
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,451,504)
NET ASSETS - 100%		$ 707,889,048
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,678
Fidelity Securities Lending Cash Central Fund	12,077
Total	$ 14,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $694,359,778. Net unrealized appreciation aggregated $24,980,774, of which $46,218,705 related to appreciated investment securities and $21,237,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap
Value Fund

(To be renamed Fidelity Stock Selector Large Cap Value Fund, August 31, 2011)

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.847928.104

ALCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	75,949	$ 3,038,719
Household Durables - 1.7%
Jarden Corp.	172,595	6,280,732
Stanley Black & Decker, Inc.	77,617	5,638,875
		11,919,607
Leisure Equipment & Products - 0.4%
Mattel, Inc.	111,270	2,973,134
Media - 2.6%
CBS Corp. Class B	99,891	2,519,251
Comcast Corp. Class A	395,575	10,379,888
Time Warner, Inc.	153,500	5,811,510
		18,710,649
Multiline Retail - 0.8%
Target Corp.	111,534	5,476,319
Specialty Retail - 2.0%
Gap, Inc.	243,985	5,670,211
Lowe's Companies, Inc.	318,863	8,370,154
		14,040,365
TOTAL CONSUMER DISCRETIONARY		56,158,793
CONSUMER STAPLES - 9.6%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	243,500	6,917,835
PepsiCo, Inc.	150,800	10,388,612
		17,306,447
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	97,800	3,544,272
Kroger Co.	277,700	6,750,887
Wal-Mart Stores, Inc.	62,100	3,414,258
Walgreen Co.	76,200	3,255,264
		16,964,681
Food Products - 2.9%
Archer Daniels Midland Co.	87,400	3,235,548
ConAgra Foods, Inc. (d)	141,000	3,447,450
Kraft Foods, Inc. Class A	205,000	6,883,900
Sara Lee Corp.	189,000	3,628,800
The J.M. Smucker Co.	46,100	3,460,727
		20,656,425
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.9%
Procter & Gamble Co.	206,800	$ 13,421,320
TOTAL CONSUMER STAPLES		68,348,873
ENERGY - 13.0%
Energy Equipment & Services - 2.5%
Halliburton Co.	221,136	11,162,945
Transocean Ltd. (United States) (a)	94,383	6,866,363
		18,029,308
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	54,600	4,310,124
Apache Corp.	43,842	5,847,208
BP PLC sponsored ADR	133,986	6,182,114
Chesapeake Energy Corp.	145,136	4,886,729
Concho Resources, Inc. (a)	26,092	2,787,930
Noble Energy, Inc.	28,300	2,724,441
Occidental Petroleum Corp.	96,528	11,032,185
Royal Dutch Shell PLC Class A sponsored ADR	286,195	22,174,390
Whiting Petroleum Corp. (a)	96,427	6,701,677
Williams Companies, Inc.	224,718	7,453,896
		74,100,694
TOTAL ENERGY		92,130,002
FINANCIALS - 26.0%
Capital Markets - 4.5%
Bank of New York Mellon Corp.	334,700	9,692,912
Invesco Ltd.	267,000	6,640,290
Morgan Stanley	247,200	6,464,280
State Street Corp.	194,600	9,058,630
		31,856,112
Commercial Banks - 9.0%
CIT Group, Inc. (a)	154,200	6,547,332
Itau Unibanco Banco Multiplo SA sponsored ADR	282,000	6,697,500
PNC Financial Services Group, Inc.	148,500	9,257,490
Popular, Inc. (a)	1,889,600	5,952,240
Regions Financial Corp.	632,700	4,644,018
U.S. Bancorp, Delaware	414,600	10,704,972
Wells Fargo & Co.	684,400	19,922,884
		63,726,436
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
SLM Corp.	460,700	$ 7,643,013
Insurance - 9.6%
ACE Ltd.	156,700	10,538,075
AFLAC, Inc.	102,450	5,756,666
Allstate Corp.	241,600	8,175,744
Berkshire Hathaway, Inc. Class B (a)	246,457	20,529,868
MetLife, Inc.	166,400	7,785,856
StanCorp Financial Group, Inc.	87,400	3,766,940
Torchmark Corp.	66,700	4,463,564
XL Group PLC Class A	280,200	6,842,484
		67,859,197
Real Estate Investment Trusts - 0.9%
Public Storage	51,700	6,064,927
Thrifts & Mortgage Finance - 0.9%
People's United Financial, Inc.	481,300	6,588,997
TOTAL FINANCIALS		183,738,682
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	133,800	7,606,530
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	25,516	1,451,860
Zimmer Holdings, Inc. (a)	64,100	4,182,525
		5,634,385
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. (a)	92,400	2,839,452
HCA Holdings, Inc.	41,900	1,374,320
McKesson Corp.	41,200	3,420,012
Medco Health Solutions, Inc. (a)	37,044	2,197,821
Quest Diagnostics, Inc.	35,600	2,007,128
UnitedHealth Group, Inc.	175,000	8,615,250
		20,453,983
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc. (a)	74,942	4,495,771
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	94,900	2,666,690
GlaxoSmithKline PLC sponsored ADR	40,800	1,781,328
Johnson & Johnson	220,100	14,464,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	394,500	$ 14,182,275
Pfizer, Inc.	795,300	16,669,488
Roche Holding AG (participation certificate)	11,664	1,891,532
		51,656,285
TOTAL HEALTH CARE		89,846,954
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
Meggitt PLC	744,784	4,466,273
United Technologies Corp.	55,500	4,971,690
		9,437,963
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	230,900	7,301,058
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	130,500	4,641,885
Electrical Equipment - 0.6%
Prysmian SpA (d)	180,929	4,269,113
Industrial Conglomerates - 2.0%
General Electric Co.	685,400	14,016,430
Machinery - 1.0%
Ingersoll-Rand Co. Ltd.	76,700	3,873,350
Navistar International Corp. (a)	49,100	3,413,432
		7,286,782
Road & Rail - 2.0%
Union Pacific Corp.	138,000	14,278,860
TOTAL INDUSTRIALS		61,232,091
INFORMATION TECHNOLOGY - 5.8%
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	110,827	4,474,086
Western Digital Corp. (a)	48,600	1,934,280
		6,408,366
Electronic Equipment & Components - 1.5%
AVX Corp.	100,800	1,644,048
Corning, Inc.	249,898	5,232,864
Jabil Circuit, Inc.	183,848	3,647,544
		10,524,456
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
eBay, Inc. (a)	131,371	$ 4,519,162
Semiconductors & Semiconductor Equipment - 1.1%
Intersil Corp. Class A	300,838	4,443,377
Marvell Technology Group Ltd. (a)	217,764	3,360,099
		7,803,476
Software - 1.7%
CA, Inc.	120,860	2,971,947
Microsoft Corp.	341,699	8,891,008
		11,862,955
TOTAL INFORMATION TECHNOLOGY		41,118,415
MATERIALS - 3.1%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	43,500	4,155,120
Ashland, Inc.	74,800	4,643,584
Celanese Corp. Class A	82,700	4,128,384
		12,927,088
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A (d)	48,000	3,315,360
Metals & Mining - 0.8%
Anglo American PLC (United Kingdom)	106,420	5,547,125
TOTAL MATERIALS		21,789,573
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	512,100	15,936,552
CenturyLink, Inc.	60,114	2,451,449
		18,388,001
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	70,500	3,687,855
NII Holdings, Inc. (a)	217,400	9,039,492
Sprint Nextel Corp. (a)	1,649,100	8,542,338
		21,269,685
TOTAL TELECOMMUNICATION SERVICES		39,657,686
Common Stocks - continued
	Shares	Value
UTILITIES - 6.9%
Electric Utilities - 1.7%
NextEra Energy, Inc.	96,500	$ 5,459,005
PPL Corp.	230,400	6,319,872
		11,778,877
Gas Utilities - 0.6%
National Fuel Gas Co.	30,400	2,228,320
ONEOK, Inc.	29,300	2,049,242
		4,277,562
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	420,300	5,564,772
Calpine Corp. (a)	228,900	3,834,075
		9,398,847
Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	202,200	3,760,920
National Grid PLC sponsored ADR (d)	112,500	5,774,625
OGE Energy Corp.	83,470	4,438,100
PG&E Corp.	100,000	4,608,000
Sempra Energy	83,100	4,578,810
		23,160,455
TOTAL UTILITIES		48,615,741
TOTAL COMMON STOCKS (Cost $672,875,344)		702,636,810
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	6,993,702	6,993,702
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,710,040	9,710,040
TOTAL MONEY MARKET FUNDS (Cost $16,703,742)		16,703,742
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $689,579,086)		719,340,552
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,451,504)
NET ASSETS - 100%		$ 707,889,048
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,678
Fidelity Securities Lending Cash Central Fund	12,077
Total	$ 14,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $694,359,778. Net unrealized appreciation aggregated $24,980,774, of which $46,218,705 related to appreciated investment securities and $21,237,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2011

1.800358.107

MCG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.8%
BorgWarner, Inc. (a)	38,300	$ 2,958,292
Automobiles - 0.6%
Tesla Motors, Inc. (a)	70,000	1,932,000
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	106,539	25,037
Hotels, Restaurants & Leisure - 3.3%
Las Vegas Sands Corp. (a)	75,700	3,558,657
Panera Bread Co. Class A (a)	32,000	3,875,520
Wynn Resorts Ltd.	27,000	3,973,050
		11,407,227
Household Durables - 2.1%
Jarden Corp.	94,500	3,438,855
NVR, Inc. (a)	4,300	3,179,119
Tupperware Brands Corp.	11,400	725,838
		7,343,812
Media - 2.3%
Discovery Communications, Inc. (a)	89,900	3,978,974
Focus Media Holding Ltd. ADR (a)(d)	115,000	4,042,250
		8,021,224
Multiline Retail - 0.5%
Dollar General Corp. (a)	49,200	1,603,428
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	38,000	2,690,400
CarMax, Inc. (a)	98,900	3,431,830
Tractor Supply Co.	56,000	3,464,720
Williams-Sonoma, Inc.	73,300	3,181,953
		12,768,903
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	60,000	3,588,600
Polo Ralph Lauren Corp. Class A	24,000	3,138,480
Warnaco Group, Inc. (a)	31,300	2,014,468
		8,741,548
TOTAL CONSUMER DISCRETIONARY		54,801,471
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Heckmann Corp. (a)(d)	914,800	5,763,240
Food Products - 3.2%
Green Mountain Coffee Roasters, Inc. (a)(d)	103,000	6,896,880
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	28,400	$ 1,899,392
Origin Agritech Ltd. (a)(d)	310,069	2,406,135
		11,202,407
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	37,500	3,637,500
Nu Skin Enterprises, Inc. Class A	55,000	1,764,950
		5,402,450
TOTAL CONSUMER STAPLES		22,368,097
ENERGY - 12.3%
Energy Equipment & Services - 6.6%
Cameron International Corp. (a)	64,000	3,374,080
Dresser-Rand Group, Inc. (a)	134,500	7,066,630
Exterran Holdings, Inc. (a)	7,800	169,338
FMC Technologies, Inc. (a)	45,000	2,091,600
Helmerich & Payne, Inc.	21,600	1,432,944
Rowan Companies, Inc. (a)	43,000	1,793,100
Weatherford International Ltd. (a)	312,300	6,739,434
		22,667,126
Oil, Gas & Consumable Fuels - 5.7%
Amyris, Inc. (d)	58,000	1,532,940
Concho Resources, Inc. (a)	32,000	3,419,200
Daylight Energy Ltd. (d)	132,800	1,524,372
EV Energy Partners LP	32,000	1,884,480
Penn West Petroleum Ltd.	64,700	1,660,412
Petrohawk Energy Corp. (a)	143,900	3,886,739
PT Bumi Resources Tbk	5,500,000	2,199,617
QEP Resources, Inc.	86,000	3,674,780
		19,782,540
TOTAL ENERGY		42,449,666
FINANCIALS - 4.2%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	27,200	1,688,032
Invesco Ltd.	133,600	3,322,632
Stifel Financial Corp. (a)	49,800	2,274,864
		7,285,528
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
Regions Financial Corp.	247,000	$ 1,812,980
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	65,000	1,736,150
Indiabulls Real Estate Ltd. (a)	852,317	2,406,440
Jones Lang LaSalle, Inc.	12,200	1,249,036
		5,391,626
TOTAL FINANCIALS		14,490,134
HEALTH CARE - 14.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	34,000	3,294,260
Human Genome Sciences, Inc. (a)	42,000	1,237,740
United Therapeutics Corp. (a)	25,400	1,700,784
Vertex Pharmaceuticals, Inc. (a)	71,000	3,906,420
		10,139,204
Health Care Equipment & Supplies - 5.8%
ArthroCare Corp. (a)	104,579	3,694,776
Cyberonics, Inc. (a)	104,687	3,723,717
Edwards Lifesciences Corp. (a)	46,600	4,023,910
NuVasive, Inc. (a)(d)	65,931	2,036,609
St. Jude Medical, Inc.	63,600	3,398,784
Zoll Medical Corp. (a)	54,000	3,060,720
		19,938,516
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	99,400	4,039,616
Catalyst Health Solutions, Inc. (a)	62,500	3,722,500
		7,762,116
Health Care Technology - 1.1%
SXC Health Solutions Corp. (a)	68,500	3,785,926
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	75,000	3,743,250
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	63,900	3,370,267
TOTAL HEALTH CARE		48,739,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 16.7%
Building Products - 2.9%
Lennox International, Inc.	126,600	$ 6,154,026
Owens Corning (a)	98,000	3,708,320
		9,862,346
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	100,000	1,717,000
Construction & Engineering - 0.5%
Orascom Construction Industries SAE GDR	42,000	1,722,000
Electrical Equipment - 2.5%
Cooper Industries PLC Class A	52,000	3,429,400
Rockwell Automation, Inc.	22,000	1,916,860
Roper Industries, Inc.	39,000	3,373,110
		8,719,370
Machinery - 8.5%
Charter International PLC	286,800	3,933,171
CNH Global NV (a)	87,900	4,245,570
Dover Corp.	50,000	3,402,000
Flowserve Corp.	26,500	3,355,430
Ingersoll-Rand Co. Ltd.	103,900	5,246,950
Pall Corp.	58,000	3,389,520
WABCO Holdings, Inc. (a)	81,400	6,011,390
		29,584,031
Marine - 1.1%
Kirby Corp. (a)	69,900	3,968,922
Professional Services - 0.7%
IHS, Inc. Class A (a)	27,300	2,408,952
TOTAL INDUSTRIALS		57,982,621
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.3%
HTC Corp.	39,000	1,767,474
Juniper Networks, Inc. (a)	74,200	2,844,086
Polycom, Inc. (a)	30,000	1,794,900
Riverbed Technology, Inc. (a)	46,000	1,616,440
		8,022,900
Computers & Peripherals - 1.0%
NetApp, Inc. (a)	65,900	3,425,482
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Digital Ally, Inc. (a)	569,596	$ 797,434
Maxwell Technologies, Inc. (a)(d)	139,600	2,489,068
		3,286,502
Internet Software & Services - 1.5%
Rackspace Hosting, Inc. (a)	88,561	4,090,633
Web.com, Inc. (a)	59,397	937,285
		5,027,918
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	65,200	5,405,080
Paychex, Inc.	99,700	3,261,187
		8,666,267
Semiconductors & Semiconductor Equipment - 1.7%
Cavium Networks, Inc. (a)	42,000	1,983,240
Ceva, Inc. (a)	64,500	1,972,410
Netlogic Microsystems, Inc. (a)	43,000	1,854,590
		5,810,240
Software - 9.8%
ANSYS, Inc. (a)	78,200	4,323,678
Ariba, Inc. (a)	70,000	2,433,900
Autodesk, Inc. (a)	40,000	1,799,200
Autonomy Corp. PLC (a)	126,300	3,396,642
Aveva Group PLC	51,337	1,372,911
BMC Software, Inc. (a)	69,700	3,501,031
Check Point Software Technologies Ltd. (a)	68,600	3,768,198
Informatica Corp. (a)	76,600	4,290,366
Magma Design Automation, Inc. (a)	245,000	1,558,200
Nuance Communications, Inc. (a)	175,400	3,630,780
Rovi Corp. (a)	78,800	3,826,528
		33,901,434
TOTAL INFORMATION TECHNOLOGY		68,140,743
MATERIALS - 9.3%
Chemicals - 6.1%
Albemarle Corp.	30,000	2,116,500
CF Industries Holdings, Inc.	71,900	10,177,445
CVR Partners LP	95,700	1,831,698
Ecolab, Inc.	66,500	3,508,540
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	48,600	$ 1,665,036
Uralkali JSC GDR (Reg. S)	40,900	1,716,573
		21,015,792
Metals & Mining - 3.2%
First Quantum Minerals Ltd.	14,000	1,995,159
Ivanhoe Mines Ltd. (a)	61,300	1,607,497
MacArthur Coal Ltd.	289,093	3,677,090
Vallar PLC	166,800	3,897,932
		11,177,678
TOTAL MATERIALS		32,193,470
TOTAL COMMON STOCKS (Cost $292,844,215)		341,165,481
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (United States) (Cost $2,980,134)	48,025	3,480,617
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	1,533,692	1,533,692
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,327,545	13,327,545
TOTAL MONEY MARKET FUNDS (Cost $14,861,237)		14,861,237
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $310,685,586)		359,507,335
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(13,405,826)
NET ASSETS - 100%		$ 346,101,509
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,187
Fidelity Securities Lending Cash Central Fund	9,569
Total	$ 11,756
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,282,088	$ 58,257,051	$ -	$ 25,037
Consumer Staples	22,368,097	22,368,097	-	-
Energy	42,449,666	42,449,666	-	-
Financials	14,490,134	14,490,134	-	-
Health Care	48,739,279	48,739,279	-	-
Industrials	57,982,621	57,982,621	-	-
Information Technology	68,140,743	68,140,743	-	-
Materials	32,193,470	32,193,470	-	-
Money Market Funds	14,861,237	14,861,237	-	-
Total Investments in Securities:	$ 359,507,335	$ 359,482,298	$ -	$ 25,037
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	11
Cost of Purchases	25,026
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,037
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 11

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $310,955,395. Net unrealized appreciation aggregated $48,551,940, of which $55,583,605 related to appreciated investment securities and $7,031,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C and Institutional Class are classes of
Fidelity® Mid Cap Growth Fund

1.847929.104

AMCG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.8%
BorgWarner, Inc. (a)	38,300	$ 2,958,292
Automobiles - 0.6%
Tesla Motors, Inc. (a)	70,000	1,932,000
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	106,539	25,037
Hotels, Restaurants & Leisure - 3.3%
Las Vegas Sands Corp. (a)	75,700	3,558,657
Panera Bread Co. Class A (a)	32,000	3,875,520
Wynn Resorts Ltd.	27,000	3,973,050
		11,407,227
Household Durables - 2.1%
Jarden Corp.	94,500	3,438,855
NVR, Inc. (a)	4,300	3,179,119
Tupperware Brands Corp.	11,400	725,838
		7,343,812
Media - 2.3%
Discovery Communications, Inc. (a)	89,900	3,978,974
Focus Media Holding Ltd. ADR (a)(d)	115,000	4,042,250
		8,021,224
Multiline Retail - 0.5%
Dollar General Corp. (a)	49,200	1,603,428
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	38,000	2,690,400
CarMax, Inc. (a)	98,900	3,431,830
Tractor Supply Co.	56,000	3,464,720
Williams-Sonoma, Inc.	73,300	3,181,953
		12,768,903
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	60,000	3,588,600
Polo Ralph Lauren Corp. Class A	24,000	3,138,480
Warnaco Group, Inc. (a)	31,300	2,014,468
		8,741,548
TOTAL CONSUMER DISCRETIONARY		54,801,471
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Heckmann Corp. (a)(d)	914,800	5,763,240
Food Products - 3.2%
Green Mountain Coffee Roasters, Inc. (a)(d)	103,000	6,896,880
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	28,400	$ 1,899,392
Origin Agritech Ltd. (a)(d)	310,069	2,406,135
		11,202,407
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	37,500	3,637,500
Nu Skin Enterprises, Inc. Class A	55,000	1,764,950
		5,402,450
TOTAL CONSUMER STAPLES		22,368,097
ENERGY - 12.3%
Energy Equipment & Services - 6.6%
Cameron International Corp. (a)	64,000	3,374,080
Dresser-Rand Group, Inc. (a)	134,500	7,066,630
Exterran Holdings, Inc. (a)	7,800	169,338
FMC Technologies, Inc. (a)	45,000	2,091,600
Helmerich & Payne, Inc.	21,600	1,432,944
Rowan Companies, Inc. (a)	43,000	1,793,100
Weatherford International Ltd. (a)	312,300	6,739,434
		22,667,126
Oil, Gas & Consumable Fuels - 5.7%
Amyris, Inc. (d)	58,000	1,532,940
Concho Resources, Inc. (a)	32,000	3,419,200
Daylight Energy Ltd. (d)	132,800	1,524,372
EV Energy Partners LP	32,000	1,884,480
Penn West Petroleum Ltd.	64,700	1,660,412
Petrohawk Energy Corp. (a)	143,900	3,886,739
PT Bumi Resources Tbk	5,500,000	2,199,617
QEP Resources, Inc.	86,000	3,674,780
		19,782,540
TOTAL ENERGY		42,449,666
FINANCIALS - 4.2%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	27,200	1,688,032
Invesco Ltd.	133,600	3,322,632
Stifel Financial Corp. (a)	49,800	2,274,864
		7,285,528
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.5%
Regions Financial Corp.	247,000	$ 1,812,980
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	65,000	1,736,150
Indiabulls Real Estate Ltd. (a)	852,317	2,406,440
Jones Lang LaSalle, Inc.	12,200	1,249,036
		5,391,626
TOTAL FINANCIALS		14,490,134
HEALTH CARE - 14.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	34,000	3,294,260
Human Genome Sciences, Inc. (a)	42,000	1,237,740
United Therapeutics Corp. (a)	25,400	1,700,784
Vertex Pharmaceuticals, Inc. (a)	71,000	3,906,420
		10,139,204
Health Care Equipment & Supplies - 5.8%
ArthroCare Corp. (a)	104,579	3,694,776
Cyberonics, Inc. (a)	104,687	3,723,717
Edwards Lifesciences Corp. (a)	46,600	4,023,910
NuVasive, Inc. (a)(d)	65,931	2,036,609
St. Jude Medical, Inc.	63,600	3,398,784
Zoll Medical Corp. (a)	54,000	3,060,720
		19,938,516
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	99,400	4,039,616
Catalyst Health Solutions, Inc. (a)	62,500	3,722,500
		7,762,116
Health Care Technology - 1.1%
SXC Health Solutions Corp. (a)	68,500	3,785,926
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	75,000	3,743,250
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	63,900	3,370,267
TOTAL HEALTH CARE		48,739,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 16.7%
Building Products - 2.9%
Lennox International, Inc.	126,600	$ 6,154,026
Owens Corning (a)	98,000	3,708,320
		9,862,346
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	100,000	1,717,000
Construction & Engineering - 0.5%
Orascom Construction Industries SAE GDR	42,000	1,722,000
Electrical Equipment - 2.5%
Cooper Industries PLC Class A	52,000	3,429,400
Rockwell Automation, Inc.	22,000	1,916,860
Roper Industries, Inc.	39,000	3,373,110
		8,719,370
Machinery - 8.5%
Charter International PLC	286,800	3,933,171
CNH Global NV (a)	87,900	4,245,570
Dover Corp.	50,000	3,402,000
Flowserve Corp.	26,500	3,355,430
Ingersoll-Rand Co. Ltd.	103,900	5,246,950
Pall Corp.	58,000	3,389,520
WABCO Holdings, Inc. (a)	81,400	6,011,390
		29,584,031
Marine - 1.1%
Kirby Corp. (a)	69,900	3,968,922
Professional Services - 0.7%
IHS, Inc. Class A (a)	27,300	2,408,952
TOTAL INDUSTRIALS		57,982,621
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.3%
HTC Corp.	39,000	1,767,474
Juniper Networks, Inc. (a)	74,200	2,844,086
Polycom, Inc. (a)	30,000	1,794,900
Riverbed Technology, Inc. (a)	46,000	1,616,440
		8,022,900
Computers & Peripherals - 1.0%
NetApp, Inc. (a)	65,900	3,425,482
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Digital Ally, Inc. (a)	569,596	$ 797,434
Maxwell Technologies, Inc. (a)(d)	139,600	2,489,068
		3,286,502
Internet Software & Services - 1.5%
Rackspace Hosting, Inc. (a)	88,561	4,090,633
Web.com, Inc. (a)	59,397	937,285
		5,027,918
IT Services - 2.5%
Cognizant Technology Solutions Corp. Class A (a)	65,200	5,405,080
Paychex, Inc.	99,700	3,261,187
		8,666,267
Semiconductors & Semiconductor Equipment - 1.7%
Cavium Networks, Inc. (a)	42,000	1,983,240
Ceva, Inc. (a)	64,500	1,972,410
Netlogic Microsystems, Inc. (a)	43,000	1,854,590
		5,810,240
Software - 9.8%
ANSYS, Inc. (a)	78,200	4,323,678
Ariba, Inc. (a)	70,000	2,433,900
Autodesk, Inc. (a)	40,000	1,799,200
Autonomy Corp. PLC (a)	126,300	3,396,642
Aveva Group PLC	51,337	1,372,911
BMC Software, Inc. (a)	69,700	3,501,031
Check Point Software Technologies Ltd. (a)	68,600	3,768,198
Informatica Corp. (a)	76,600	4,290,366
Magma Design Automation, Inc. (a)	245,000	1,558,200
Nuance Communications, Inc. (a)	175,400	3,630,780
Rovi Corp. (a)	78,800	3,826,528
		33,901,434
TOTAL INFORMATION TECHNOLOGY		68,140,743
MATERIALS - 9.3%
Chemicals - 6.1%
Albemarle Corp.	30,000	2,116,500
CF Industries Holdings, Inc.	71,900	10,177,445
CVR Partners LP	95,700	1,831,698
Ecolab, Inc.	66,500	3,508,540
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	48,600	$ 1,665,036
Uralkali JSC GDR (Reg. S)	40,900	1,716,573
		21,015,792
Metals & Mining - 3.2%
First Quantum Minerals Ltd.	14,000	1,995,159
Ivanhoe Mines Ltd. (a)	61,300	1,607,497
MacArthur Coal Ltd.	289,093	3,677,090
Vallar PLC	166,800	3,897,932
		11,177,678
TOTAL MATERIALS		32,193,470
TOTAL COMMON STOCKS (Cost $292,844,215)		341,165,481
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (United States) (Cost $2,980,134)	48,025	3,480,617
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.13% (b)	1,533,692	1,533,692
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,327,545	13,327,545
TOTAL MONEY MARKET FUNDS (Cost $14,861,237)		14,861,237
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $310,685,586)		359,507,335
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(13,405,826)
NET ASSETS - 100%		$ 346,101,509
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,187
Fidelity Securities Lending Cash Central Fund	9,569
Total	$ 11,756
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,282,088	$ 58,257,051	$ -	$ 25,037
Consumer Staples	22,368,097	22,368,097	-	-
Energy	42,449,666	42,449,666	-	-
Financials	14,490,134	14,490,134	-	-
Health Care	48,739,279	48,739,279	-	-
Industrials	57,982,621	57,982,621	-	-
Information Technology	68,140,743	68,140,743	-	-
Materials	32,193,470	32,193,470	-	-
Money Market Funds	14,861,237	14,861,237	-	-
Total Investments in Securities:	$ 359,507,335	$ 359,482,298	$ -	$ 25,037
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	11
Cost of Purchases	25,026
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,037
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 11

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $310,955,395. Net unrealized appreciation aggregated $48,551,940, of which $55,583,605 related to appreciated investment securities and $7,031,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2011

1.800359.107

MCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.8%
Autoliv, Inc.	71,700	$ 5,745,321
TRW Automotive Holdings Corp. (a)	146,100	8,336,466
		14,081,787
Household Durables - 0.9%
Jarden Corp.	188,400	6,855,876
Media - 2.6%
CBS Corp. Class B	500,600	12,625,132
Interpublic Group of Companies, Inc.	585,600	6,880,800
		19,505,932
Multiline Retail - 1.4%
Macy's, Inc.	431,600	10,319,556
Specialty Retail - 2.2%
Foot Locker, Inc.	333,900	7,185,528
GameStop Corp. Class A (a)(d)	208,400	5,351,712
Guess?, Inc.	94,600	4,066,854
		16,604,094
Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	101,300	10,186,728
TOTAL CONSUMER DISCRETIONARY		77,553,973
CONSUMER STAPLES - 7.2%
Beverages - 3.3%
Coca-Cola Enterprises, Inc.	177,200	5,034,252
Constellation Brands, Inc. Class A (sub. vtg.) (a)	221,400	4,957,146
Dr Pepper Snapple Group, Inc.	194,200	7,612,640
Molson Coors Brewing Co. Class B	161,700	7,882,875
		25,486,913
Food Products - 2.4%
Dean Foods Co. (a)	416,100	4,656,159
Smithfield Foods, Inc. (a)	206,500	4,865,140
The J.M. Smucker Co.	113,400	8,512,938
		18,034,237
Tobacco - 1.5%
Lorillard, Inc.	107,200	11,416,800
TOTAL CONSUMER STAPLES		54,937,950
Common Stocks - continued
	Shares	Value
ENERGY - 12.5%
Energy Equipment & Services - 4.2%
Ensco International Ltd. ADR	67,800	$ 4,042,236
Noble Corp.	123,600	5,316,036
Oceaneering International, Inc. (a)	61,100	5,341,362
Rowan Companies, Inc. (a)	211,900	8,836,230
Superior Energy Services, Inc. (a)	207,300	7,964,466
		31,500,330
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. (a)(d)	135,400	7,876,218
Hess Corp.	92,300	7,934,108
Murphy Oil Corp.	155,300	12,032,644
Stone Energy Corp. (a)	224,500	7,938,320
Tesoro Corp. (a)	315,700	8,561,784
Valero Energy Corp.	322,100	9,115,430
Whiting Petroleum Corp. (a)	140,200	9,743,900
		63,202,404
TOTAL ENERGY		94,702,734
FINANCIALS - 28.7%
Capital Markets - 1.1%
Invesco Ltd.	338,000	8,406,060
Commercial Banks - 6.4%
Comerica, Inc.	252,100	9,562,153
Huntington Bancshares, Inc.	1,147,900	7,794,241
Regions Financial Corp.	1,467,000	10,767,780
SunTrust Banks, Inc.	453,900	12,795,440
Webster Financial Corp.	350,500	7,542,760
		48,462,374
Consumer Finance - 2.9%
Discover Financial Services	479,600	11,913,264
SLM Corp.	634,500	10,526,355
		22,439,619
Insurance - 9.5%
AFLAC, Inc.	139,900	7,860,981
CNO Financial Group, Inc. (a)	953,300	7,683,598
Delphi Financial Group, Inc. Class A	235,700	7,530,615
Endurance Specialty Holdings Ltd.	88,625	3,929,633
Lincoln National Corp.	353,953	11,053,952
Protective Life Corp.	170,800	4,596,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	141,700	$ 8,969,610
Unum Group	384,100	10,170,968
XL Group PLC Class A	421,800	10,300,356
		72,095,941
Real Estate Investment Trusts - 7.4%
Boston Properties, Inc.	102,400	10,703,872
Douglas Emmett, Inc.	226,100	4,705,141
HCP, Inc.	278,000	11,014,360
Public Storage	65,100	7,636,881
SL Green Realty Corp.	73,000	6,024,690
Ventas, Inc.	140,900	7,880,537
Weyerhaeuser Co.	342,800	7,887,828
		55,853,309
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	142,500	3,806,175
Forest City Enterprises, Inc. Class A (a)	350,900	6,740,789
		10,546,964
TOTAL FINANCIALS		217,804,267
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 1.4%
CareFusion Corp. (a)	171,200	5,028,144
Kinetic Concepts, Inc. (a)	86,900	5,129,707
		10,157,851
Health Care Providers & Services - 3.5%
CIGNA Corp.	177,100	8,293,593
Community Health Systems, Inc. (a)	140,200	4,308,346
Humana, Inc.	136,300	10,375,156
McKesson Corp.	44,700	3,710,547
		26,687,642
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	207,400	6,877,384
TOTAL HEALTH CARE		43,722,877
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
Goodrich Corp.	94,300	$ 8,333,291
Textron, Inc.	246,500	6,433,650
		14,766,941
Airlines - 0.6%
United Continental Holdings, Inc. (a)	186,000	4,244,520
Building Products - 0.5%
Armstrong World Industries, Inc.	93,500	4,184,125
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	319,800	10,112,076
Construction & Engineering - 2.1%
Fluor Corp.	133,400	9,329,996
URS Corp. (a)	147,300	6,591,675
		15,921,671
Electrical Equipment - 0.9%
General Cable Corp. (a)	138,500	6,717,250
Machinery - 3.1%
Ingersoll-Rand Co. Ltd.	184,300	9,307,150
Navistar International Corp. (a)	108,500	7,542,920
Timken Co.	114,300	6,445,377
		23,295,447
TOTAL INDUSTRIALS		79,242,030
INFORMATION TECHNOLOGY - 6.7%
Computers & Peripherals - 1.1%
Western Digital Corp. (a)	208,200	8,286,360
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	207,000	9,437,130
Jabil Circuit, Inc.	303,300	6,017,472
		15,454,602
Office Electronics - 1.1%
Xerox Corp.	838,600	8,461,474
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	238,600	3,681,598
Micron Technology, Inc. (a)	647,000	7,304,630
Novellus Systems, Inc. (a)	102,000	3,274,200
		14,260,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
CA, Inc.	176,400	$ 4,337,676
TOTAL INFORMATION TECHNOLOGY		50,800,540
MATERIALS - 5.8%
Chemicals - 2.9%
Ashland, Inc.	85,200	5,289,216
Huntsman Corp.	251,300	5,239,605
Kraton Performance Polymers, Inc. (a)	81,800	3,775,888
PPG Industries, Inc.	85,400	8,084,818
		22,389,527
Containers & Packaging - 1.2%
Ball Corp.	145,600	5,432,336
Rock-Tenn Co. Class A (d)	53,600	3,702,152
		9,134,488
Metals & Mining - 1.7%
Cliffs Natural Resources, Inc.	36,700	3,439,524
Reliance Steel & Aluminum Co.	85,300	4,828,833
Walter Energy, Inc.	31,000	4,284,820
		12,553,177
TOTAL MATERIALS		44,077,192
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	17,270	704,271
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	381,100	6,413,913
TOTAL TELECOMMUNICATION SERVICES		7,118,184
UTILITIES - 11.0%
Electric Utilities - 3.1%
Edison International	209,600	8,230,992
Great Plains Energy, Inc.	413,500	8,509,830
NV Energy, Inc.	454,200	6,899,298
		23,640,120
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
ONEOK, Inc.	13,557	$ 948,177
UGI Corp.	209,100	6,963,030
		7,911,207
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	652,200	8,635,128
Multi-Utilities - 4.7%
Alliant Energy Corp.	227,200	8,983,488
CMS Energy Corp.	282,600	5,595,480
Integrys Energy Group, Inc.	100,000	5,236,000
OGE Energy Corp.	139,800	7,433,166
Sempra Energy	151,800	8,364,180
		35,612,314
Water Utilities - 1.0%
American Water Works Co., Inc.	256,100	7,524,218
TOTAL UTILITIES		83,322,987
TOTAL COMMON STOCKS (Cost $645,002,480)		753,282,734
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	10,270,536	10,270,536
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,281,925	13,281,925
TOTAL MONEY MARKET FUNDS (Cost $23,552,461)		23,552,461
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $668,554,941)		776,835,195
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(17,822,644)
NET ASSETS - 100%		$ 759,012,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,010
Fidelity Securities Lending Cash Central Fund	10,447
Total	$ 12,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $670,165,014. Net unrealized appreciation aggregated $106,670,181, of which $111,301,749 related to appreciated investment securities and $4,631,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.847930.104

AMCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.8%
Autoliv, Inc.	71,700	$ 5,745,321
TRW Automotive Holdings Corp. (a)	146,100	8,336,466
		14,081,787
Household Durables - 0.9%
Jarden Corp.	188,400	6,855,876
Media - 2.6%
CBS Corp. Class B	500,600	12,625,132
Interpublic Group of Companies, Inc.	585,600	6,880,800
		19,505,932
Multiline Retail - 1.4%
Macy's, Inc.	431,600	10,319,556
Specialty Retail - 2.2%
Foot Locker, Inc.	333,900	7,185,528
GameStop Corp. Class A (a)(d)	208,400	5,351,712
Guess?, Inc.	94,600	4,066,854
		16,604,094
Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	101,300	10,186,728
TOTAL CONSUMER DISCRETIONARY		77,553,973
CONSUMER STAPLES - 7.2%
Beverages - 3.3%
Coca-Cola Enterprises, Inc.	177,200	5,034,252
Constellation Brands, Inc. Class A (sub. vtg.) (a)	221,400	4,957,146
Dr Pepper Snapple Group, Inc.	194,200	7,612,640
Molson Coors Brewing Co. Class B	161,700	7,882,875
		25,486,913
Food Products - 2.4%
Dean Foods Co. (a)	416,100	4,656,159
Smithfield Foods, Inc. (a)	206,500	4,865,140
The J.M. Smucker Co.	113,400	8,512,938
		18,034,237
Tobacco - 1.5%
Lorillard, Inc.	107,200	11,416,800
TOTAL CONSUMER STAPLES		54,937,950
Common Stocks - continued
	Shares	Value
ENERGY - 12.5%
Energy Equipment & Services - 4.2%
Ensco International Ltd. ADR	67,800	$ 4,042,236
Noble Corp.	123,600	5,316,036
Oceaneering International, Inc. (a)	61,100	5,341,362
Rowan Companies, Inc. (a)	211,900	8,836,230
Superior Energy Services, Inc. (a)	207,300	7,964,466
		31,500,330
Oil, Gas & Consumable Fuels - 8.3%
Alpha Natural Resources, Inc. (a)(d)	135,400	7,876,218
Hess Corp.	92,300	7,934,108
Murphy Oil Corp.	155,300	12,032,644
Stone Energy Corp. (a)	224,500	7,938,320
Tesoro Corp. (a)	315,700	8,561,784
Valero Energy Corp.	322,100	9,115,430
Whiting Petroleum Corp. (a)	140,200	9,743,900
		63,202,404
TOTAL ENERGY		94,702,734
FINANCIALS - 28.7%
Capital Markets - 1.1%
Invesco Ltd.	338,000	8,406,060
Commercial Banks - 6.4%
Comerica, Inc.	252,100	9,562,153
Huntington Bancshares, Inc.	1,147,900	7,794,241
Regions Financial Corp.	1,467,000	10,767,780
SunTrust Banks, Inc.	453,900	12,795,440
Webster Financial Corp.	350,500	7,542,760
		48,462,374
Consumer Finance - 2.9%
Discover Financial Services	479,600	11,913,264
SLM Corp.	634,500	10,526,355
		22,439,619
Insurance - 9.5%
AFLAC, Inc.	139,900	7,860,981
CNO Financial Group, Inc. (a)	953,300	7,683,598
Delphi Financial Group, Inc. Class A	235,700	7,530,615
Endurance Specialty Holdings Ltd.	88,625	3,929,633
Lincoln National Corp.	353,953	11,053,952
Protective Life Corp.	170,800	4,596,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	141,700	$ 8,969,610
Unum Group	384,100	10,170,968
XL Group PLC Class A	421,800	10,300,356
		72,095,941
Real Estate Investment Trusts - 7.4%
Boston Properties, Inc.	102,400	10,703,872
Douglas Emmett, Inc.	226,100	4,705,141
HCP, Inc.	278,000	11,014,360
Public Storage	65,100	7,636,881
SL Green Realty Corp.	73,000	6,024,690
Ventas, Inc.	140,900	7,880,537
Weyerhaeuser Co.	342,800	7,887,828
		55,853,309
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	142,500	3,806,175
Forest City Enterprises, Inc. Class A (a)	350,900	6,740,789
		10,546,964
TOTAL FINANCIALS		217,804,267
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 1.4%
CareFusion Corp. (a)	171,200	5,028,144
Kinetic Concepts, Inc. (a)	86,900	5,129,707
		10,157,851
Health Care Providers & Services - 3.5%
CIGNA Corp.	177,100	8,293,593
Community Health Systems, Inc. (a)	140,200	4,308,346
Humana, Inc.	136,300	10,375,156
McKesson Corp.	44,700	3,710,547
		26,687,642
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	207,400	6,877,384
TOTAL HEALTH CARE		43,722,877
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
Goodrich Corp.	94,300	$ 8,333,291
Textron, Inc.	246,500	6,433,650
		14,766,941
Airlines - 0.6%
United Continental Holdings, Inc. (a)	186,000	4,244,520
Building Products - 0.5%
Armstrong World Industries, Inc.	93,500	4,184,125
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	319,800	10,112,076
Construction & Engineering - 2.1%
Fluor Corp.	133,400	9,329,996
URS Corp. (a)	147,300	6,591,675
		15,921,671
Electrical Equipment - 0.9%
General Cable Corp. (a)	138,500	6,717,250
Machinery - 3.1%
Ingersoll-Rand Co. Ltd.	184,300	9,307,150
Navistar International Corp. (a)	108,500	7,542,920
Timken Co.	114,300	6,445,377
		23,295,447
TOTAL INDUSTRIALS		79,242,030
INFORMATION TECHNOLOGY - 6.7%
Computers & Peripherals - 1.1%
Western Digital Corp. (a)	208,200	8,286,360
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	207,000	9,437,130
Jabil Circuit, Inc.	303,300	6,017,472
		15,454,602
Office Electronics - 1.1%
Xerox Corp.	838,600	8,461,474
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd. (a)	238,600	3,681,598
Micron Technology, Inc. (a)	647,000	7,304,630
Novellus Systems, Inc. (a)	102,000	3,274,200
		14,260,428
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
CA, Inc.	176,400	$ 4,337,676
TOTAL INFORMATION TECHNOLOGY		50,800,540
MATERIALS - 5.8%
Chemicals - 2.9%
Ashland, Inc.	85,200	5,289,216
Huntsman Corp.	251,300	5,239,605
Kraton Performance Polymers, Inc. (a)	81,800	3,775,888
PPG Industries, Inc.	85,400	8,084,818
		22,389,527
Containers & Packaging - 1.2%
Ball Corp.	145,600	5,432,336
Rock-Tenn Co. Class A (d)	53,600	3,702,152
		9,134,488
Metals & Mining - 1.7%
Cliffs Natural Resources, Inc.	36,700	3,439,524
Reliance Steel & Aluminum Co.	85,300	4,828,833
Walter Energy, Inc.	31,000	4,284,820
		12,553,177
TOTAL MATERIALS		44,077,192
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	17,270	704,271
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	381,100	6,413,913
TOTAL TELECOMMUNICATION SERVICES		7,118,184
UTILITIES - 11.0%
Electric Utilities - 3.1%
Edison International	209,600	8,230,992
Great Plains Energy, Inc.	413,500	8,509,830
NV Energy, Inc.	454,200	6,899,298
		23,640,120
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.1%
ONEOK, Inc.	13,557	$ 948,177
UGI Corp.	209,100	6,963,030
		7,911,207
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	652,200	8,635,128
Multi-Utilities - 4.7%
Alliant Energy Corp.	227,200	8,983,488
CMS Energy Corp.	282,600	5,595,480
Integrys Energy Group, Inc.	100,000	5,236,000
OGE Energy Corp.	139,800	7,433,166
Sempra Energy	151,800	8,364,180
		35,612,314
Water Utilities - 1.0%
American Water Works Co., Inc.	256,100	7,524,218
TOTAL UTILITIES		83,322,987
TOTAL COMMON STOCKS (Cost $645,002,480)		753,282,734
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.13% (b)	10,270,536	10,270,536
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,281,925	13,281,925
TOTAL MONEY MARKET FUNDS (Cost $23,552,461)		23,552,461
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $668,554,941)		776,835,195
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(17,822,644)
NET ASSETS - 100%		$ 759,012,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,010
Fidelity Securities Lending Cash Central Fund	10,447
Total	$ 12,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $670,165,014. Net unrealized appreciation aggregated $106,670,181, of which $111,301,749 related to appreciated investment securities and $4,631,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund -
Series All-Sector Equity
Class F

April 30, 2011

1.884778.105

ASE-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	1,132,700	$ 24,953,381
Betfair Group PLC (d)	1,450,675	21,021,325
Las Vegas Sands Corp. (a)	1,097,627	51,599,445
Pinnacle Entertainment, Inc. (a)	1,339,217	18,588,332
Starbucks Corp.	1,665,171	60,262,538
Yum! Brands, Inc.	956,328	51,297,434
		227,722,455
Household Durables - 0.2%
Stanley Black & Decker, Inc.	361,322	26,250,043
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	302,331	59,408,042
Priceline.com, Inc. (a)	54,641	29,889,173
		89,297,215
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	678,576	31,784,500
Media - 3.7%
Comcast Corp. Class A	4,601,692	120,748,398
DIRECTV (a)	1,728,503	83,987,961
Interpublic Group of Companies, Inc.	2,151,052	25,274,861
Legend Pictures LLC (g)	3,706	2,779,500
The Walt Disney Co.	2,876,624	123,982,494
Time Warner, Inc.	2,383,377	90,234,653
		447,007,867
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,141,342	37,196,336
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	834,541	59,085,503
Limited Brands, Inc.	717,530	29,533,535
Lowe's Companies, Inc.	2,862,427	75,138,709
Urban Outfitters, Inc. (a)	730,685	22,987,350
Williams-Sonoma, Inc.	795,389	34,527,836
		221,272,933
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	21,600	1,291,896
Crocs, Inc. (a)	933,874	18,780,206
LVMH Moet Hennessy - Louis Vuitton	230,055	41,316,843
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Timberland Co. Class A (a)	619,916	$ 28,014,004
Warnaco Group, Inc. (a)	396,700	25,531,612
		114,934,561
TOTAL CONSUMER DISCRETIONARY		1,195,465,910
CONSUMER STAPLES - 9.8%
Beverages - 3.6%
Anheuser-Busch InBev SA NV (d)	499,412	31,872,522
Coca-Cola Bottling Co. Consolidated	84,522	5,954,575
Coca-Cola FEMSA SAB de CV sponsored ADR	76,253	6,082,702
Coca-Cola Icecek AS	283,368	4,266,356
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	198,735	6,474,786
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,585,619	35,502,009
Diageo PLC sponsored ADR	544,752	44,326,470
Embotelladora Andina SA sponsored ADR	211,070	6,087,259
Molson Coors Brewing Co. Class B	498,151	24,284,861
PepsiCo, Inc.	650,776	44,831,959
Pernod-Ricard SA	309,875	31,146,848
The Coca-Cola Co.	2,884,988	194,621,290
		435,451,637
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	2,841,997	102,993,971
Fresh Market, Inc.	11,300	472,566
United Natural Foods, Inc. (a)	12,243	522,654
Wal-Mart Stores, Inc.	190,968	10,499,421
Walgreen Co.	365,135	15,598,567
		130,087,179
Food Products - 1.0%
Archer Daniels Midland Co.	229,565	8,498,496
Bunge Ltd.	248,660	18,758,910
Danone	163,204	11,955,141
Nestle SA	497,000	30,848,870
Unilever NV unit	1,359,561	44,865,513
Viterra, Inc.	254,100	3,053,712
		117,980,642
Household Products - 2.3%
Colgate-Palmolive Co.	391,616	33,032,810
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	3,604,187	$ 233,911,736
Reckitt Benckiser Group PLC	93,680	5,201,497
		272,146,043
Personal Products - 0.5%
Avon Products, Inc.	1,458,849	42,860,984
L'Oreal SA	160,500	20,352,288
		63,213,272
Tobacco - 1.3%
Altria Group, Inc.	505,959	13,579,940
British American Tobacco PLC sponsored ADR	1,137,275	100,307,655
Philip Morris International, Inc.	511,251	35,501,269
Souza Cruz Industria Comerico	565,300	6,356,167
		155,745,031
TOTAL CONSUMER STAPLES		1,174,623,804
ENERGY - 12.9%
Energy Equipment & Services - 4.1%
Aker Drilling ASA (a)	553,900	1,900,407
Aker Solutions ASA	466,400	11,254,728
Baker Hughes, Inc.	1,250,834	96,827,060
C&J Energy Services, Inc. (a)(e)	319,800	4,956,900
Complete Production Services, Inc. (a)	134,100	4,551,354
Discovery Offshore S.A. (a)(e)	853,300	2,033,080
Dresser-Rand Group, Inc. (a)	213,582	11,221,598
Ensco International Ltd. ADR	274,345	16,356,449
Halliburton Co.	2,168,878	109,484,961
National Oilwell Varco, Inc.	682,824	52,365,773
Noble Corp.	985,625	42,391,731
Ocean Rig UDW, Inc. (a)	88,900	1,914,798
Oceaneering International, Inc. (a)	243,948	21,325,934
Saipem SpA	294,747	16,734,083
Schlumberger Ltd.	522,981	46,937,545
TETRA Technologies, Inc. (a)	361,000	5,331,970
Transocean Ltd. (a)	607,861	44,221,888
Vantage Drilling Co. (a)	3,799,042	6,762,295
		496,572,554
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	288,158	22,747,193
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	692,353	$ 92,339,120
BP PLC	656,053	5,043,414
BP PLC sponsored ADR	1,488,813	68,693,832
Canadian Natural Resources Ltd.	670,700	31,553,596
Chevron Corp.	102,199	11,184,659
Cimarex Energy Co.	129,755	14,349,605
CVR Energy, Inc. (a)	224,910	4,999,749
Exxon Mobil Corp.	1,585,918	139,560,784
Falkland Oil & Gas Ltd. (a)	561,801	689,748
Frontier Oil Corp.	409,800	11,449,812
Heritage Oil PLC	285,619	1,195,608
Holly Corp.	708,338	41,012,770
InterOil Corp. (a)	89,200	5,673,120
Marathon Oil Corp.	1,714,600	92,656,984
Massey Energy Co.	477,597	32,591,219
Niko Resources Ltd.	162,700	13,748,932
Occidental Petroleum Corp.	887,055	101,381,516
Peabody Energy Corp.	100,000	6,682,000
Petrobank Energy & Resources Ltd.	466,797	9,877,683
QEP Resources, Inc.	163,236	6,975,074
Repsol YPF SA	851,226	30,398,755
Resolute Energy Corp. (a)(d)	588,439	10,409,486
Rockhopper Exploration PLC (a)	171,900	683,397
Rodinia Oil Corp.	404,500	761,029
Royal Dutch Shell PLC:
Class A sponsored ADR	34,883	2,702,735
Class B sponsored ADR (d)	2,062,579	161,623,690
Talisman Energy, Inc.	1,547,200	37,367,636
Targa Resources Corp.	170,800	5,981,416
Tesoro Logistics LP	43,400	1,029,014
Western Refining, Inc. (a)	522,284	8,857,937
Whiting Petroleum Corp. (a)	547,804	38,072,378
Williams Companies, Inc.	1,111,700	36,875,089
		1,049,168,980
TOTAL ENERGY		1,545,741,534
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.5%
Capital Markets - 1.6%
Credit Suisse Group	488,859	$ 22,247,377
Evercore Partners, Inc. Class A	119,300	4,162,377
ICAP PLC	764,158	6,618,391
Invesco Ltd.	856,849	21,309,835
MF Global Holdings Ltd. (a)	1,078,900	9,073,549
Morgan Stanley	896,725	23,449,359
Northern Trust Corp.	173,241	8,660,318
State Street Corp.	1,908,960	88,862,088
TD Ameritrade Holding Corp.	549,900	11,844,846
		196,228,140
Commercial Banks - 3.1%
Banco Macro SA sponsored ADR	129,500	4,790,205
Comerica, Inc.	277,956	10,542,871
FirstMerit Corp.	640,798	11,194,741
Huntington Bancshares, Inc.	4,610,371	31,304,419
KeyCorp	1,672,650	14,501,876
PT Bank Rakyat Indonesia Tbk	13,256,500	9,984,181
Regions Financial Corp.	3,648,787	26,782,097
Sumitomo Mitsui Financial Group, Inc.	452,100	14,041,341
SunTrust Banks, Inc.	748,488	21,099,877
Synovus Financial Corp.	2,261,293	5,653,233
U.S. Bancorp, Delaware	4,625,050	119,418,791
Wells Fargo & Co.	3,474,440	101,140,948
		370,454,580
Consumer Finance - 0.8%
Capital One Financial Corp.	917,251	50,201,147
Discover Financial Services	957,149	23,775,581
Green Dot Corp. Class A	188,073	8,117,231
Promise Co. Ltd. (d)	252,300	2,153,839
SLM Corp.	908,400	15,070,356
		99,318,154
Diversified Financial Services - 4.1%
African Bank Investments Ltd.	2,618,248	15,266,055
Citigroup, Inc. (a)	33,215,745	152,460,270
CME Group, Inc.	130,711	38,660,392
Indiabulls Wholesale Services Ltd.	437,370	102,783
ING Groep NV (Certificaten Van Aandelen) (a)	436,400	5,749,431
IntercontinentalExchange, Inc. (a)	201,199	24,214,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	5,527,909	$ 252,238,488
NBH Holdings Corp. Class A (a)(e)	361,500	6,434,700
		495,126,419
Insurance - 3.2%
ACE Ltd.	622,612	41,870,657
Amlin PLC	1,315,997	9,188,649
Aon Corp.	798,518	41,658,684
Berkshire Hathaway, Inc.:
Class A (a)	170	21,207,500
Class B (a)	320,550	26,701,815
CNO Financial Group, Inc. (a)	2,169,773	17,488,370
Fairfax Financial Holdings Ltd. (sub. vtg.)	83,900	33,884,568
Genworth Financial, Inc. Class A (a)	872,662	10,637,750
Lincoln National Corp.	702,181	21,929,113
MetLife, Inc.	2,199,122	102,896,918
Prudential Financial, Inc.	140,612	8,917,613
Torchmark Corp.	206,100	13,792,212
Unum Group	1,166,400	30,886,272
		381,060,121
Real Estate Investment Trusts - 1.1%
ProLogis Trust	2,589,926	42,189,895
Public Storage	255,386	29,959,332
SL Green Realty Corp.	192,084	15,852,693
The Macerich Co.	421,030	22,238,805
U-Store-It Trust	722,819	8,211,224
Weyerhaeuser Co.	595,142	13,694,217
		132,146,166
Real Estate Management & Development - 0.4%
Ayala Land, Inc.	17,034,000	6,542,202
BR Malls Participacoes SA	1,522,800	16,028,455
CB Richard Ellis Group, Inc. Class A (a)	444,377	11,869,310
Indiabulls Real Estate Ltd. (a)	3,174,400	8,962,632
PT Lippo Karawaci Tbk	98,914,375	9,009,026
		52,411,625
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	1,690,649	20,237,069
TOTAL FINANCIALS		1,746,982,274
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	437,506	$ 24,872,216
AVEO Pharmaceuticals, Inc. (a)	347,900	5,413,324
AVEO Pharmaceuticals, Inc. (a)(g)	61,752	960,861
Biogen Idec, Inc. (a)	625,666	60,908,585
BioMarin Pharmaceutical, Inc. (a)	630,678	16,958,931
Exelixis, Inc. (a)	562,100	6,891,346
Gilead Sciences, Inc. (a)	1,267,149	49,216,067
Human Genome Sciences, Inc. (a)	159,942	4,713,491
Medivir AB (B Shares) (a)	282,819	6,563,310
		176,498,131
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	1,048,396	59,653,732
Boston Scientific Corp. (a)	3,589,500	26,885,355
C. R. Bard, Inc.	90,983	9,712,435
Covidien PLC	1,811,982	100,909,278
Edwards Lifesciences Corp. (a)	430,752	37,195,435
IDEXX Laboratories, Inc. (a)(d)	76,759	6,250,485
Mako Surgical Corp. (a)	596,325	16,381,048
Masimo Corp.	282,783	9,838,021
Quidel Corp. (a)(d)	933,779	12,391,247
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,264,000	6,209,289
St. Jude Medical, Inc.	434,199	23,203,595
William Demant Holding A/S (a)	152,886	14,253,449
		322,883,369
Health Care Providers & Services - 2.6%
CIGNA Corp.	667,336	31,251,345
Diagnosticos da America SA	653,800	8,747,531
HCA Holdings, Inc.	513,200	16,832,960
Henry Schein, Inc. (a)	593,787	43,388,016
McKesson Corp.	889,215	73,813,737
Medco Health Solutions, Inc. (a)	886,503	52,596,223
Omnicare, Inc.	403,900	12,690,538
UnitedHealth Group, Inc.	1,442,721	71,025,155
		310,345,505
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	1,372,199	68,486,452
Illumina, Inc. (a)	427,592	30,350,480
		98,836,932
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Bayer AG (d)	132,614	$ 11,657,993
Merck & Co., Inc.	2,128,335	76,513,643
Novo Nordisk A/S Series B	209,387	26,508,053
Pfizer, Inc.	4,718,545	98,900,703
Shire PLC sponsored ADR	434,167	40,468,706
Valeant Pharmaceuticals International, Inc. (Canada)	1,046,543	55,197,649
XenoPort, Inc. (a)	286,100	2,340,298
		311,587,045
TOTAL HEALTH CARE		1,220,150,982
INDUSTRIALS - 11.6%
Aerospace & Defense - 3.9%
Bombardier, Inc. Class B (sub. vtg.)	4,394,900	32,749,228
Goodrich Corp.	523,478	46,259,751
Honeywell International, Inc.	1,058,685	64,823,283
MTU Aero Engines Holdings AG	174,302	13,360,614
Precision Castparts Corp.	384,267	59,376,937
Textron, Inc.	1,533,054	40,012,709
The Boeing Co.	1,106,936	88,311,354
United Technologies Corp.	1,328,764	119,030,679
		463,924,555
Building Products - 0.5%
Armstrong World Industries, Inc.	197,002	8,815,840
Lennox International, Inc.	444,038	21,584,687
Owens Corning (a)	725,929	27,469,153
		57,869,680
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	199,881	18,245,138
Swisher Hygiene, Inc. (a)(g)	1,352,605	10,676,111
		28,921,249
Construction & Engineering - 0.4%
Fluor Corp.	378,314	26,459,281
Foster Wheeler AG (a)	704,700	25,066,179
		51,525,460
Electrical Equipment - 1.6%
Acuity Brands, Inc.	287,700	16,916,760
Alstom SA	475,383	31,612,244
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries PLC Class A	432,805	$ 28,543,490
Emerson Electric Co.	1,117,199	67,881,011
GrafTech International Ltd. (a)	598,964	13,895,965
Regal-Beloit Corp.	459,074	34,793,218
		193,642,688
Industrial Conglomerates - 1.2%
General Electric Co.	7,061,633	144,410,395
Machinery - 2.6%
Caterpillar, Inc.	907,962	104,787,894
Charter International PLC	481,301	6,600,554
Cummins, Inc.	311,601	37,448,208
Danaher Corp.	963,600	53,229,264
Fanuc Ltd.	82,100	13,741,800
Flowserve Corp.	17,264	2,185,968
Komatsu Ltd.	566,100	19,957,884
Navistar International Corp. (a)	527,303	36,658,105
Pall Corp.	536,200	31,335,528
Vallourec SA (d)	74,290	9,264,129
		315,209,334
Road & Rail - 1.1%
CSX Corp.	692,894	54,523,829
Union Pacific Corp.	751,575	77,765,465
		132,289,294
TOTAL INDUSTRIALS		1,387,792,655
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.2%
Alcatel-Lucent SA sponsored ADR (a)	2,165,861	14,164,731
Aruba Networks, Inc. (a)	1,277,212	45,890,227
Ciena Corp. (a)(d)	1,019,101	28,779,412
Juniper Networks, Inc. (a)	165,200	6,332,116
QUALCOMM, Inc.	2,975,254	169,113,437
		264,279,923
Computers & Peripherals - 4.9%
Apple, Inc. (a)	1,243,715	433,098,877
EMC Corp. (a)	3,532,833	100,120,487
Imagination Technologies Group PLC (a)	1,053,008	8,794,723
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	162,784	$ 8,461,512
SanDisk Corp. (a)	203,763	10,012,914
Seagate Technology	1,358,566	23,937,933
Western Digital Corp. (a)	245,943	9,788,531
		594,214,977
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	910,130	10,930,661
Trimble Navigation Ltd. (a)	196,700	9,213,428
		20,144,089
Internet Software & Services - 0.9%
eBay, Inc. (a)	350,900	12,070,960
Google, Inc. Class A (a)	29,344	15,966,070
Mail.ru Group Ltd. GDR (a)(e)	290,800	8,927,560
WebMD Health Corp. (a)	1,132,527	65,539,337
		102,503,927
IT Services - 2.2%
Accenture PLC Class A	372,630	21,288,352
Cognizant Technology Solutions Corp. Class A (a)	683,556	56,666,792
Digital Garage, Inc. (a)	4,895	26,908,229
Visa, Inc. Class A	2,001,251	156,337,728
		261,201,101
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Semiconductor Engineering, Inc.	546,000	638,454
Amkor Technology, Inc. (a)(d)	364,971	2,445,306
Analog Devices, Inc.	1,584,460	63,869,583
ARM Holdings PLC sponsored ADR (d)	842,287	26,498,349
ASML Holding NV (d)	1,711,702	71,480,676
Atheros Communications, Inc. (a)	571,100	25,619,546
Avago Technologies Ltd.	251,522	8,415,926
Hynix Semiconductor, Inc.	126,650	4,006,334
Inotera Memories, Inc. (a)	32,608,470	16,312,761
Intersil Corp. Class A	613,959	9,068,174
KLA-Tencor Corp.	869,953	38,190,937
Lam Research Corp. (a)	869,345	41,998,057
Marvell Technology Group Ltd. (a)	1,690,419	26,083,165
MEMC Electronic Materials, Inc. (a)	1,086,806	12,856,915
Micron Technology, Inc. (a)	12,534,982	141,519,947
Nanya Technology Corp. (a)	19,537,664	9,876,107
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	46,177	$ 38,592,458
Siliconware Precision Industries Co. Ltd. sponsored ADR	500,600	3,394,068
		540,866,763
Software - 3.3%
Ariba, Inc. (a)	381,702	13,271,779
Check Point Software Technologies Ltd. (a)	1,795,700	98,637,801
Fortinet, Inc. (a)	122,602	5,970,717
Microsoft Corp.	5,013,124	130,441,486
Nuance Communications, Inc. (a)	611,685	12,661,880
Oracle Corp.	2,862,642	103,198,244
Red Hat, Inc. (a)	394,221	18,713,671
Taleo Corp. Class A (a)	363,878	13,197,855
		396,093,433
TOTAL INFORMATION TECHNOLOGY		2,179,304,213
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	389,015	37,158,713
Albemarle Corp.	198,000	13,968,900
Arkema SA	168,039	17,510,071
Ashland, Inc.	391,988	24,334,615
Celanese Corp. Class A	400,600	19,997,952
Dow Chemical Co.	888,364	36,414,040
LyondellBasell Industries NV Class A	679,375	30,232,188
Monsanto Co.	188,602	12,832,480
Olin Corp.	434,112	11,174,043
Solutia, Inc. (a)	974,821	25,686,533
		229,309,535
Construction Materials - 0.0%
HeidelbergCement AG	89,439	6,839,790
Containers & Packaging - 0.2%
Ball Corp.	484,400	18,072,964
Rock-Tenn Co. Class A (d)	126,900	8,764,983
		26,837,947
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	1,106,949	57,699,531
AngloGold Ashanti Ltd. sponsored ADR	599,481	30,561,541
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	216,824	$ 11,114,398
MacArthur Coal Ltd.	138,756	1,764,893
Reliance Steel & Aluminum Co.	313,300	17,735,913
Walter Energy, Inc.	58,436	8,077,024
		126,953,300
TOTAL MATERIALS		389,940,572
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,823,399	56,744,177
CenturyLink, Inc.	2,737,477	111,634,312
Verizon Communications, Inc.	1,820,430	68,775,845
		237,154,334
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	1,025,998	53,669,955
Clearwire Corp. Class A (a)	2,598,786	12,630,100
MetroPCS Communications, Inc. (a)	873,624	14,703,092
Sprint Nextel Corp. (a)	3,578,110	18,534,610
Vodafone Group PLC	5,446,800	15,746,099
Vodafone Group PLC sponsored ADR	352,500	10,264,800
		125,548,656
TOTAL TELECOMMUNICATION SERVICES		362,702,990
UTILITIES - 3.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	771,672	28,150,595
Duke Energy Corp.	183,600	3,424,140
Edison International	1,200,315	47,136,370
Exelon Corp.	530,328	22,353,325
NextEra Energy, Inc.	1,248,291	70,615,822
		171,680,252
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,208,463	16,000,050
Constellation Energy Group, Inc.	612,032	22,290,205
NRG Energy, Inc. (a)	418,375	10,124,675
		48,414,930
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	1,006,982	$ 18,729,865
NiSource, Inc.	838,200	16,302,990
PG&E Corp.	919,180	42,355,814
Public Service Enterprise Group, Inc.	1,258,885	40,498,330
Sempra Energy	788,974	43,472,467
		161,359,466
TOTAL UTILITIES		381,454,648
TOTAL COMMON STOCKS (Cost $9,066,729,904)		11,584,159,582
Nonconvertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG (d) (Cost $60,968,688)	407,074	80,193,416
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% 5/5/11 (f) (Cost $14,049,807)	$ 14,050,000	14,049,986
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	488,621,056	488,621,056
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	143,783,012	143,783,012
TOTAL MONEY MARKET FUNDS (Cost $632,404,068)		632,404,068
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $9,774,152,467)		12,310,807,052
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(317,119,479)
NET ASSETS - 100%		$ 11,993,687,573
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,469 CME E-mini S&P 500 Index Contracts	June 2011	$ 99,869,965	$ 4,706,079
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,352,240 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,649,986.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,416,472 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 833,652
Legend Pictures LLC	9/23/10	$ 2,779,500
Swisher Hygiene, Inc.	4/15/11	$ 10,415,059
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,536
Fidelity Securities Lending Cash Central Fund	179,889
Total	$ 329,425
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,275,659,326	$ 1,272,879,826	$ -	$ 2,779,500
Consumer Staples	1,174,623,804	1,142,751,282	31,872,522	-
Energy	1,545,741,534	1,535,741,220	5,043,414	4,956,900
Financials	1,746,982,274	1,696,252,803	50,626,688	102,783
Health Care	1,220,150,982	1,193,642,929	26,508,053	-
Industrials	1,387,792,655	1,343,416,860	44,375,795	-
Information Technology	2,179,304,213	2,151,757,530	27,546,683	-
Materials	389,940,572	389,940,572	-	-
Telecommunication Services	362,702,990	346,956,891	15,746,099	-
Utilities	381,454,648	381,454,648	-	-
U.S. Government and Government Agency Obligations	14,049,986	-	14,049,986	-
Money Market Funds	632,404,068	632,404,068	-	-
Total Investments in Securities:	$ 12,310,807,052	$ 12,087,198,629	$ 215,769,240	$ 7,839,183
Derivative Instruments:
Assets
Futures Contracts	$ 4,706,079	$ 4,706,079	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,779,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,439,147
Cost of Purchases	102,736
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	3,517,800
Transfers out of Level 3	-
Ending Balance	$ 7,839,183
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 1,439,147

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $9,811,004,237. Net unrealized appreciation aggregated $2,499,802,815, of which $2,577,928,383 related to appreciated investment securities and $78,125,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund
Fidelity Series Large Cap Value Fund
Class F

April 30, 2011

1.884765.105

LPV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	745,400	$ 42,532,524
Automobiles - 0.5%
Ford Motor Co. (a)	2,223,870	34,403,269
Honda Motor Co. Ltd.	438,500	16,855,669
		51,258,938
Household Durables - 1.9%
D.R. Horton, Inc.	1,654,900	20,586,956
Garmin Ltd. (d)	5,636,372	192,933,014
		213,519,970
Media - 3.9%
CBS Corp. Class B	2,070,400	52,215,488
Comcast Corp.:
Class A	3,777,300	99,116,352
Class A (special) (non-vtg.)	2,251,461	55,273,368
Time Warner, Inc.	3,247,902	122,965,570
Washington Post Co. Class B (d)	260,494	113,549,335
		443,120,113
Multiline Retail - 0.4%
Macy's, Inc.	1,974,800	47,217,468
Specialty Retail - 0.9%
American Eagle Outfitters, Inc.	2,469,540	38,426,042
Lowe's Companies, Inc.	2,197,300	57,679,125
		96,105,167
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	373,200	37,528,992
TOTAL CONSUMER DISCRETIONARY		931,283,172
CONSUMER STAPLES - 9.4%
Beverages - 3.6%
Coca-Cola Enterprises, Inc.	1,126,700	32,009,547
Dr Pepper Snapple Group, Inc.	1,153,900	45,232,880
Grupo Modelo SAB de CV Series C	34,694,400	216,954,914
Molson Coors Brewing Co. Class B	950,674	46,345,358
PepsiCo, Inc.	925,900	63,785,251
		404,327,950
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	3,629,671	131,539,277
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	1,190,927	$ 28,951,435
Safeway, Inc.	1,471,300	35,767,303
		196,258,015
Food Products - 2.3%
Archer Daniels Midland Co.	1,459,900	54,045,498
Dean Foods Co. (a)	2,814,318	31,492,218
Kraft Foods, Inc. Class A	4,208,035	141,305,815
The J.M. Smucker Co.	455,235	34,174,491
		261,018,022
Household Products - 0.9%
Procter & Gamble Co.	1,617,653	104,985,680
Tobacco - 0.9%
Lorillard, Inc.	912,929	97,226,939
TOTAL CONSUMER STAPLES		1,063,816,606
ENERGY - 12.8%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	924,000	71,526,840
Halliburton Co.	1,046,500	52,827,320
National Oilwell Varco, Inc.	972,100	74,550,349
Rowan Companies, Inc. (a)	733,000	30,566,100
Superior Energy Services, Inc. (a)	717,400	27,562,508
Transocean Ltd. (United States)(a)	1,182,190	86,004,323
		343,037,440
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	833,164	65,769,966
Apache Corp.	239,700	31,968,789
BP PLC sponsored ADR	2,584,234	119,236,557
Chesapeake Energy Corp.	1,702,300	57,316,441
Chevron Corp.	3,533,484	386,704,489
ConocoPhillips	738,800	58,313,484
Marathon Oil Corp.	2,686,570	145,182,243
Occidental Petroleum Corp.	552,400	63,133,796
Royal Dutch Shell PLC Class A sponsored ADR	709,600	54,979,808
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,342,760	$ 61,893,842
Tesoro Corp. (a)	2,011,700	54,557,304
		1,099,056,719
TOTAL ENERGY		1,442,094,159
FINANCIALS - 24.6%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	1,837,600	53,216,896
Goldman Sachs Group, Inc.	1,181,215	178,375,277
Invesco Ltd.	1,907,461	47,438,555
Morgan Stanley	3,537,000	92,492,550
Northern Trust Corp.	760,600	38,022,394
State Street Corp.	752,512	35,029,434
		444,575,106
Commercial Banks - 4.8%
Aozora Bank Ltd.	16,826,000	36,442,813
Comerica, Inc.	859,100	32,585,663
PNC Financial Services Group, Inc.	141,310	8,809,265
Regions Financial Corp.	4,701,600	34,509,744
Sumitomo Mitsui Financial Group, Inc.	1,948,300	60,510,383
SunTrust Banks, Inc.	1,300,200	36,652,638
U.S. Bancorp, Delaware	2,493,300	64,377,006
Wells Fargo & Co.	9,228,345	268,637,123
		542,524,635
Consumer Finance - 1.4%
Capital One Financial Corp.	1,322,200	72,364,006
Discover Financial Services	1,972,100	48,986,964
SLM Corp.	2,049,600	34,002,864
		155,353,834
Diversified Financial Services - 6.6%
Bank of America Corp.	9,888,935	121,436,122
Citigroup, Inc. (a)	62,044,226	284,782,997
JPMorgan Chase & Co.	7,435,186	339,267,537
		745,486,656
Insurance - 6.8%
ACE Ltd.	1,019,300	68,547,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	522,400	$ 29,353,656
Berkshire Hathaway, Inc. Class B (a)	1,908,329	158,963,806
First American Financial Corp.	2,916,734	45,501,050
Lincoln National Corp.	2,932,900	91,594,467
MetLife, Inc.	3,463,500	162,057,165
Prudential Financial, Inc.	1,000,500	63,451,710
RenaissanceRe Holdings Ltd.	312,594	21,969,106
Unum Group	1,265,100	33,499,848
XL Group PLC Class A	3,684,859	89,984,257
		764,922,990
Real Estate Investment Trusts - 0.9%
Boston Properties, Inc.	374,700	39,167,391
SL Green Realty Corp.	395,200	32,615,856
Weyerhaeuser Co.	1,452,000	33,410,520
		105,193,767
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	3,021,225	17,915,864
TOTAL FINANCIALS		2,775,972,852
HEALTH CARE - 14.2%
Biotechnology - 1.7%
Amgen, Inc. (a)	1,255,500	71,375,175
Biogen Idec, Inc. (a)	452,900	44,089,815
Gilead Sciences, Inc. (a)	1,915,709	74,406,138
		189,871,128
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	2,662,700	19,943,623
CareFusion Corp. (a)	1,417,001	41,617,319
Zimmer Holdings, Inc. (a)	567,600	37,035,900
		98,596,842
Health Care Providers & Services - 1.7%
CIGNA Corp.	1,397,900	65,463,657
Community Health Systems, Inc. (a)	870,200	26,741,246
Humana, Inc.	682,900	51,982,348
Omnicare, Inc.	1,772,068	55,678,377
		199,865,628
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 9.9%
Eli Lilly & Co.	5,624,843	$ 208,175,439
Johnson & Johnson	3,221,016	211,685,172
Merck & Co., Inc.	7,323,929	263,295,248
Pfizer, Inc.	20,012,311	419,458,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	277,000	12,667,210
		1,115,281,106
TOTAL HEALTH CARE		1,603,614,704
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	431,400	26,414,622
Raytheon Co.	795,300	38,611,815
Textron, Inc.	1,192,112	31,114,123
United Technologies Corp.	625,800	56,059,164
		152,199,724
Building Products - 0.2%
Armstrong World Industries, Inc.	606,654	27,147,767
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	1,049,600	33,188,352
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	691,416	24,593,667
Jacobs Engineering Group, Inc. (a)	1,507,836	74,803,744
		99,397,411
Electrical Equipment - 0.5%
Alstom SA	817,803	54,382,652
Industrial Conglomerates - 2.9%
General Electric Co.	16,031,462	327,843,398
Machinery - 1.5%
Cummins, Inc.	228,000	27,401,040
Ingersoll-Rand Co. Ltd.	798,500	40,324,250
Navistar International Corp. (a)	1,072,300	74,546,296
Timken Co.	517,200	29,164,908
		171,436,494
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.8%
Union Pacific Corp.	829,000	$ 85,776,630
TOTAL INDUSTRIALS		951,372,428
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 2.7%
Alcatel-Lucent SA sponsored ADR (a)(d)	31,067,332	203,180,351
Comverse Technology, Inc. (a)(e)	13,046,801	99,416,624
		302,596,975
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	2,415,136	97,499,040
Seagate Technology	7,106,995	125,225,252
Western Digital Corp. (a)	1,127,100	44,858,580
		267,582,872
Electronic Equipment & Components - 0.5%
Corning, Inc.	1,411,569	29,558,255
Jabil Circuit, Inc.	1,338,000	26,545,920
		56,104,175
IT Services - 0.2%
Accenture PLC Class A	466,900	26,673,997
Office Electronics - 0.9%
Xerox Corp.	9,800,413	98,886,167
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (a)	910,441	8,285,013
Micron Technology, Inc. (a)	2,956,849	33,382,825
		41,667,838
Software - 1.5%
Microsoft Corp.	6,550,220	170,436,724
TOTAL INFORMATION TECHNOLOGY		963,948,748
MATERIALS - 3.3%
Chemicals - 2.1%
Ashland, Inc.	484,600	30,083,968
CF Industries Holdings, Inc.	208,800	29,555,640
Clariant AG (Reg.) (a)	5,614,630	116,491,485
Dow Chemical Co.	482,591	19,781,405
PPG Industries, Inc.	394,000	37,299,980
		233,212,478
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	369,400	$ 25,514,458
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	277,000	25,960,440
Goldcorp, Inc.	1,036,800	57,960,419
Walter Energy, Inc.	209,100	28,901,802
		112,822,661
TOTAL MATERIALS		371,549,597
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	5,395,786	167,916,860
Verizon Communications, Inc.	1,331,914	50,319,711
		218,236,571
Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp. (a)	39,581,366	205,031,476
Vodafone Group PLC sponsored ADR	1,671,432	48,672,100
		253,703,576
TOTAL TELECOMMUNICATION SERVICES		471,940,147
UTILITIES - 3.6%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	1,125,400	41,054,592
Edison International	950,600	37,330,062
NextEra Energy, Inc.	1,749,924	98,993,201
PPL Corp.	1,449,372	39,756,274
		217,134,129
Gas Utilities - 0.1%
ONEOK, Inc.	101,519	7,100,239
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	2,567,800	33,997,672
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	1,774,300	33,001,980
OGE Energy Corp.	80,722	4,291,989
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	1,201,900	$ 55,383,552
Sempra Energy	936,794	51,617,349
		144,294,870
TOTAL UTILITIES		402,526,910
TOTAL COMMON STOCKS (Cost $8,872,030,380)		10,978,119,323
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.13% (b)	289,860,758	289,860,758
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	263,628,569	263,628,569
TOTAL MONEY MARKET FUNDS (Cost $553,489,327)		553,489,327
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $9,425,519,707)		11,531,608,650
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(264,928,133)
NET ASSETS - 100%		$ 11,266,680,517
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,260
Fidelity Securities Lending Cash Central Fund	1,289,575
Total	$ 1,357,835
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Comverse Technology, Inc.	$ 71,836,599	$ 15,741,711	$ -	$ -	$ 99,416,624
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 931,283,172	$ 914,427,503	$ 16,855,669	$ -
Consumer Staples	1,063,816,606	1,063,816,606	-	-
Energy	1,442,094,159	1,442,094,159	-	-
Financials	2,775,972,852	2,679,019,656	96,953,196	-
Health Care	1,603,614,704	1,603,614,704	-	-
Industrials	951,372,428	951,372,428	-	-
Information Technology	963,948,748	963,948,748	-	-
Materials	371,549,597	371,549,597	-	-
Telecommunication Services	471,940,147	471,940,147	-	-
Utilities	402,526,910	402,526,910	-	-
Money Market Funds	553,489,327	553,489,327	-	-
Total Investments in Securities:	$ 11,531,608,650	$ 11,417,799,785	$ 113,808,865	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $9,464,234,847. Net unrealized appreciation aggregated $2,067,373,803, of which $2,140,759,120 related to appreciated investment securities and $73,385,317 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

April 30, 2011

1.800364.107

UIF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Southern Union Co.	216,600	$ 6,476
Spectra Energy Corp.	431,570	12,533
		19,009
TELECOMMUNICATION SERVICES - 35.2%
Diversified Telecommunication Services - 27.6%
AT&T, Inc.	3,468,500	107,940
CenturyLink, Inc.	1,544,442	62,982
Verizon Communications, Inc.	2,462,800	93,045
		263,967
Wireless Telecommunication Services - 7.6%
MetroPCS Communications, Inc. (a)	593,900	9,995
NII Holdings, Inc. (a)	196,700	8,179
Sprint Nextel Corp. (a)	5,038,000	26,097
Vodafone Group PLC sponsored ADR	955,700	27,830
		72,101
TOTAL TELECOMMUNICATION SERVICES		336,068
UTILITIES - 62.4%
Electric Utilities - 29.7%
American Electric Power Co., Inc.	1,305,700	47,632
Duke Energy Corp.	500	9
Edison International	1,375,828	54,029
Exelon Corp.	935,300	39,423
ITC Holdings Corp.	338,200	23,989
NextEra Energy, Inc.	1,313,000	74,276
NV Energy, Inc.	2,903,200	44,100
		283,458
Gas Utilities - 7.5%
National Fuel Gas Co.	479,965	35,181
ONEOK, Inc.	523,647	36,624
		71,805
Independent Power Producers & Energy Traders - 6.1%
AES Corp. (a)	1,236,700	16,374
Calpine Corp. (a)	662,920	11,104
Constellation Energy Group, Inc.	490,942	17,880
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
GenOn Energy, Inc. (a)	1,454,992	$ 5,718
NRG Energy, Inc. (a)	309,400	7,487
		58,563
Multi-Utilities - 18.1%
CenterPoint Energy, Inc.	1,550,700	28,843
NiSource, Inc.	785,100	15,270
OGE Energy Corp.	283,504	15,074
PG&E Corp.	835,900	38,518
Public Service Enterprise Group, Inc.	996,000	32,041
Sempra Energy	785,400	43,276
		173,022
Water Utilities - 1.0%
American Water Works Co., Inc.	340,200	9,995
TOTAL UTILITIES		596,843
TOTAL COMMON STOCKS (Cost $843,686)		951,920
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.13% (b) (Cost $5,545)	5,545,123	5,545
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $849,231)		957,465
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,449)
NET ASSETS - 100%		$ 956,016
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	1
Total	$ 4
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $853,258,000. Net unrealized appreciation aggregated $104,207,000, of which $104,922,000 related to appreciated investment securities and $715,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011